UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 45.0%
Federal Farm Credit Bank — 0.6%
5.64% due 04/04/11	$500,000	$528,229
6.00% due 03/07/11	200,000	212,763
6.30% due 12/03/13	500,000	549,740

		1,290,732

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	32,201	34,960
11.00% due 02/01/15	29	32
11.50% due 09/01/19	8,190	9,089

		44,081

Government National Mtg. Assoc. — 39.0%
4.50% due 05/15/18	798,518	784,394
4.50% due 08/15/18	1,213,962	1,192,490
4.50% due 09/15/18	3,589,895	3,526,398
4.50% due 10/15/18	3,490,365	3,428,630
4.50% due 09/15/33	4,219,734	3,945,369
5.00% due 04/15/18	3,675,471	3,693,811
5.00% due 04/15/33	27,111	26,385
5.00% due 08/15/33	1,651,295	1,607,265
5.00% due 09/15/33	747,482	727,488
5.00% due 10/15/33	520,872	506,940
5.00% due 04/15/34	25,636	24,935
5.00% due 11/15/34	172,958	168,223
5.00% due 02/15/35	23,659	22,993
5.00% due 03/15/35	496,763	482,777
5.00% due 04/15/35	55,324	53,767
5.00% due 05/15/35	1,795,455	1,744,906
5.00% due 09/15/35	842,250	818,537
5.00% due 10/15/35	140,987	137,017
5.00% due 12/15/35	89,975	87,442
5.00% due 03/15/36	880,161	854,544
5.00% due 05/15/36	1,290,875	1,253,304
5.00% due 06/15/36	892,526	866,549
5.00% due 09/15/36	2,009,146	1,950,211
5.00% due 10/15/36	498,446	483,939
5.00% due 11/15/36	51,443	49,946
5.00% due 12/15/36	368,959	358,221
5.00% due 01/15/37	4,373,895	4,245,283
5.00% due 02/15/37	2,035,505	1,975,652
5.00% due 03/15/37	1,623,098	1,575,372
5.00% due 04/15/37	1,737,796	1,686,697
5.00% due July TBA	10,000,000	9,687,500
5.50% due 11/15/32	12,180	12,176
5.50% due 03/15/33	409,070	408,802
5.50% due 04/15/33	472,477	472,168
5.50% due 05/15/33	1,106,684	1,105,917
5.50% due 06/15/33	5,224,931	5,221,513
5.50% due 07/15/33	1,423,729	1,422,798
5.50% due 10/15/33	1,476,507	1,475,541
5.50% due 12/15/33	298,969	298,773
5.50% due 01/15/34	3,294,555	3,289,311
5.50% due 02/15/34	1,792,848	1,789,995
6.00% due 01/15/28	2,356	2,406
6.00% due 04/15/28	1,102,463	1,126,635
6.00% due 05/15/28	1,342	1,370
6.00% due 10/15/28	3,506	3,580
6.00% due 03/15/29	32,490	33,153
6.00% due 04/15/29	35,193	35,911
6.00% due 05/15/29	63,814	65,115
6.00% due 06/15/29	22,220	22,673
6.00% due 04/15/31	22,407	22,857
6.00% due 05/15/31	40,510	41,324
6.00% due 11/15/31	160,215	163,432
6.00% due 12/15/31	325,379	331,913
6.00% due 01/15/32	143,377	146,166
6.00% due 02/15/32	34,889	35,568
6.00% due 03/15/32	7,578	7,725
6.00% due 08/15/32	226,469	230,874
6.00% due 11/15/32	36,502	37,212
6.00% due 12/15/32	5,661	5,771
6.00% due 01/15/33	17,572	17,909
6.00% due 02/15/33	48,731	49,663
6.00% due 03/15/33	70,288	71,633
6.00% due 04/15/33	290,280	295,836
6.00% due 07/15/33	214,008	218,104
6.00% due 08/15/33	2,078,851	2,120,118
6.00% due 09/15/33	306,329	312,192
6.00% due 10/15/33	1,079,589	1,100,259
6.00% due 11/15/33	123,660	126,027
6.00% due 12/15/33	651,674	664,148
6.00% due 02/15/34	268,398	273,284
6.00% due 05/15/34	35,052	35,690
6.00% due 06/15/34	34,838	35,472
6.00% due 07/15/34	1,145,966	1,166,826
6.00% due 08/15/34	162,219	165,172
6.00% due 09/15/34	1,017,865	1,036,394
6.00% due 10/15/34	3,840,074	3,909,975
6.00% due 12/15/34	289,549	294,820
6.00% due 06/15/35	213,074	216,720
6.00% due 08/15/35	113,874	115,823
6.50% due 02/15/29	13,116	13,627
6.50% due 05/15/31	10,756	11,171
6.50% due 06/15/31	47,341	49,170
6.50% due 07/15/31	21,951	22,799
6.50% due 08/15/31	63,242	65,685
6.50% due 09/15/31	185,007	192,152
6.50% due 10/15/31	236,771	245,916
6.50% due 11/15/31	12,124	12,593
6.50% due 12/15/31	18,787	19,513
6.50% due 01/15/32	29,862	31,006
6.50% due 02/15/32	450,822	468,094
6.50% due 06/15/32	49,204	51,089
7.00% due 07/15/23	27,400	29,254
7.00% due 10/15/23	39,684	42,369
7.00% due 09/15/25	182,173	194,543
7.00% due 03/20/29	15,269	16,241
7.00% due 06/20/29	2,385	2,537
7.00% due 11/20/30	56,442	60,005
7.50% due 04/15/17	9,573	10,253
7.50% due 08/15/23	171,492	184,550
7.50% due 09/15/23	449,479	483,701
9.00% due 12/15/16	35,261	38,403
11.00% due 08/20/15	120	133
11.00% due 09/20/15	332	371
11.50% due 05/20/15	3,337	3,761
12.50% due 09/15/14	4,640	5,327
13.00% due 01/15/11	481	533
13.00% due 02/15/11	1,774	1,899
13.00% due 03/15/11	96	106
13.00% due 04/15/11	293	325
13.00% due 09/15/13	4,118	4,712
13.00% due 10/20/14	947	1,084
13.00% due 11/15/14	562	651
13.00% due 02/20/15	550	622
13.50% due 02/15/13	7,263	8,375
15.00% due 01/15/12	302	350
15.00% due 02/15/12	800	928
15.00% due 06/15/12	8,453	9,799
15.00% due 09/15/12	493	572
15.50% due 09/15/11	25,690	29,188

		80,317,136

Private Export Funding Corp. — 4.9%
5.87% due 07/31/08	10,000,000	10,026,270

Small Business Administration — 0.5%
6.30% due 06/01/18	1,071,024	1,098,394

Total U.S. Government Agencies (cost $93,854,649)		92,776,613

U.S. GOVERNMENT TREASURIES — 55.3%
United States Treasury Bonds — 10.6%
4.75% due 02/15/37	17,000,000	17,555,152
5.00% due 05/15/37	4,000,000	4,298,752

		21,853,904

United States Treasury Notes — 44.7%
2.00% due 02/28/10	4,000,000	3,970,936
2.75% due 02/28/13	20,000,000	19,525,000
2.88% due 01/31/13	14,000,000	13,760,474
3.38% due 11/30/12	10,000,000	10,043,750
3.50% due 02/15/18	8,000,000	7,700,624
4.25% due 11/15/17	20,000,000	20,429,680
4.50% due 05/15/17	16,000,000	16,664,992

		92,095,456

Total U.S. Government Treasuries (cost $112,377,179)		113,949,360

Total Long-Term Investment Securities (cost $206,231,828)		206,725,973

REPURCHASE AGREEMENT — 3.1%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $6,339,000)	6,339,000	6,339,000

TOTAL INVESTMENTS (cost $212,570,828) (2)	103.4%	213,064,973
Liabilities in excess of other assets	(3.4)	(7,061,818)

NET ASSETS	100.0%	$206,003,155

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
U.S. GOVERNMENT AGENCIES — 80.9%
Government National Mtg. Assoc. — 80.8%
4.50% due 05/15/18	$1,597,035	$1,568,788
4.50% due 08/15/18	783,335	769,480
4.50% due 09/15/18	2,737,254	2,688,838
4.50% due 10/15/18	4,117,304	4,044,479
4.50% due 08/15/33	2,403,722	2,247,433
4.50% due 09/15/33	3,050,094	2,851,778
5.00% due 03/15/18	517,804	520,387
5.00% due 04/15/18	5,753,522	5,782,231
5.00% due 05/15/18	8,010,803	8,050,774
5.00% due 01/15/33	17,238	16,777
5.00% due 05/15/33	11,129	10,839
5.00% due 08/15/33	2,485,744	2,419,255
5.00% due 09/15/33	2,204,588	2,145,620
5.00% due 10/15/33	5,194,765	5,055,815
5.00% due 04/15/34	51,365	49,959
5.00% due 05/15/34	140,096	136,261
5.00% due 11/15/34	591,765	575,566
5.00% due 12/15/34	592,649	576,427
5.00% due 09/15/35	19,852	19,293
5.00% due 10/15/35	116,928	113,636
5.00% due 11/15/35	117,780	114,464
5.00% due 12/15/35	61,898	60,156
5.00% due 02/15/36	141,201	137,091
5.00% due 04/15/36	459,819	446,435
5.00% due 06/15/36	1,474,923	1,431,996
5.00% due 07/15/36	486,361	472,206
5.00% due 08/15/36	26,152	25,391
5.00% due 09/15/36	848,076	823,096
5.00% due 10/15/36	26,055	25,297
5.00% due 11/15/36	381,810	370,698
5.00% due 12/15/36	1,167,997	1,134,003
5.00% due 01/15/37	818,162	794,104
5.00% due 02/15/37	880,184	854,302
5.00% due 04/15/37	9,395,449	9,119,179
5.00% due July TBA	40,000,000	38,750,000
5.50% due 06/15/29	5,001	5,005
5.50% due 01/15/32	42,424	42,410
5.50% due 12/15/32	640,555	640,336
5.50% due 01/15/33	426,853	426,574
5.50% due 02/15/33	1,687,173	1,686,069
5.50% due 03/15/33	1,002,480	1,001,825
5.50% due 04/15/33	5,077,488	5,074,164
5.50% due 05/15/33	6,059,259	6,054,627
5.50% due 06/15/33	6,672,303	6,667,782
5.50% due 07/15/33	344,472	344,247
5.50% due 08/15/33	2,054,964	2,053,620
5.50% due 09/15/33	357,377	357,144
5.50% due 10/15/33	5,752,515	5,748,751
5.50% due 12/15/33	6,457,028	6,452,804
5.50% due 01/15/34	8,184,924	8,171,894
5.50% due 02/15/34	1,163,276	1,161,424
5.50% due 04/15/35	1,866,890	1,862,751
5.50% due 07/15/35	2,148,220	2,143,458
5.50% due 09/15/35	21,640,649	21,592,676
5.50% due 10/15/35	13,831,842	13,801,179
5.50% due 11/15/35	27,111,358	27,051,257
5.50% due 12/15/35	17,143,170	17,105,168
5.50% due 02/15/36	2,313,910	2,307,305
5.50% due 03/15/36	8,929,182	8,903,696
5.50% due 04/15/36	413,256	412,076
5.50% due 05/15/36	3,030,700	3,022,050
6.00% due 11/15/23	3,767	3,852
6.00% due 01/15/24	5,352	5,470
6.00% due 07/15/28	2,869	2,929
6.00% due 11/15/28	291,935	298,070
6.00% due 12/15/28	245,862	251,029
6.00% due 01/15/29	585,790	597,734
6.00% due 02/15/29	634,339	647,274
6.00% due 03/15/29	530,970	541,798
6.00% due 04/15/29	1,292,767	1,319,343
6.00% due 05/15/29	45,757	46,690
6.00% due 06/15/29	479,902	489,773
6.00% due 07/15/29	157,357	160,565
6.00% due 08/15/29	19,717	20,119
6.00% due 10/15/29	103,142	105,245
6.00% due 04/15/31	16,349	16,678
6.00% due 07/15/31	14,980	15,281
6.00% due 10/15/31	82,220	83,871
6.00% due 11/15/31	1,278,430	1,304,099
6.00% due 12/15/31	499,728	509,763
6.00% due 01/15/32	609,184	621,033
6.00% due 02/15/32	46,876	47,788
6.00% due 03/15/32	393,353	401,005
6.00% due 07/15/32	92,990	94,799
6.00% due 08/15/32	1,368,254	1,395,882
6.00% due 09/15/32	929,552	947,633
6.00% due 10/15/32	184,925	188,523
6.00% due 11/15/32	4,363	4,448
6.00% due 12/15/32	166,061	169,292
6.00% due 01/15/33	1,352,216	1,378,099
6.00% due 02/15/33	1,320,123	1,345,392
6.00% due 03/15/33	1,113,976	1,135,297
6.00% due 04/15/33	1,126,765	1,148,331
6.00% due 05/15/33	1,170,731	1,193,141
6.00% due 06/15/33	867,969	884,584
6.00% due 08/15/33	1,337,680	1,363,471
6.00% due 10/15/33	438,101	446,487
6.00% due 11/15/33	1,476,958	1,505,224
6.00% due 12/15/33	2,532,983	2,581,466
6.00% due 01/15/34	1,445,756	1,472,073
6.00% due 02/15/34	9,046,293	9,210,964
6.00% due 03/15/34	212,888	216,763
6.00% due 04/15/34	3,016,373	3,071,282
6.00% due 05/15/34	258,420	263,124
6.00% due 06/15/34	300,330	305,797
6.00% due 07/15/34	3,157,240	3,214,711
6.00% due 08/15/34	4,321,489	4,399,796
6.00% due 09/15/34	186,869	190,253
6.00% due 10/15/34	628,488	639,929
6.00% due 11/15/34	1,320,577	1,344,615
6.00% due 12/15/34	57,909	58,963
6.00% due 01/15/35	78,459	79,801
6.00% due 02/15/35	818,463	832,467
6.00% due 04/15/35	54,078	55,003
6.00% due 05/15/35	92,168	93,745
6.00% due 06/15/35	388,997	395,653
6.00% due 11/15/35	20,101	20,445
6.00% due 12/15/35	1,440,784	1,467,597
6.00% due 01/15/36	908,792	924,187
6.00% due 02/15/36	1,839,280	1,870,437
6.00% due 03/15/36	1,351,277	1,374,169
6.00% due 04/15/36	4,306,680	4,379,638
6.00% due 05/15/36	5,434,141	5,526,196
6.00% due 06/15/36	2,725,079	2,771,243
6.00% due 07/15/36	1,439,035	1,463,412
6.00% due 08/15/36	19,401	19,730
6.00% due 09/15/36	193,261	196,535
6.00% due 10/15/36	1,508,099	1,533,598
6.00% due 11/15/36	2,525,876	2,568,668
6.50% due 03/15/28	21,574	22,417
6.50% due 08/15/28	38,452	39,973
6.50% due 01/15/29	3,845	3,995
6.50% due 02/15/29	1,358	1,411
6.50% due 03/15/29	104,962	109,048
6.50% due 04/15/29	1,499	1,557
6.50% due 05/15/29	10,496	10,908
6.50% due 06/15/29	35,694	37,083
6.50% due 07/15/29	3,627	3,768
6.50% due 10/15/29	3,381	3,513
6.50% due 08/15/31	231,462	240,402
6.50% due 09/15/31	10,720	11,134
6.50% due 10/15/31	236,771	245,916
6.50% due 11/15/31	134,186	139,368
6.50% due 12/15/31	141,690	147,163
6.50% due 02/15/32	167,140	173,543
6.50% due 05/15/32	1,235,628	1,282,965
6.50% due 06/15/32	93,451	97,031
7.00% due 03/15/23	85,343	91,118
7.00% due 01/20/24	499	531
7.00% due 03/20/24	550	585
7.00% due 07/20/25	2,372	2,528
7.00% due 09/15/25	79,114	84,486
7.00% due 01/20/29	33,008	35,111
7.00% due 02/20/29	6,296	6,697
7.00% due 06/20/29	11,826	12,580
7.00% due 07/20/29	43,193	45,944
7.00% due 09/20/29	4,408	4,689
7.00% due 10/20/29	9,112	9,692
7.00% due 11/20/29	2,861	3,043
7.00% due 03/20/30	4,317	4,589
7.00% due 06/20/30	5,820	6,188
7.00% due 08/20/30	23,029	24,483
7.00% due 09/20/30	21,963	23,349
7.00% due 10/20/30	25,814	27,443
8.00% due 11/15/26	152,571	167,054
8.00% due 12/15/29	15,664	17,155
8.00% due 04/15/30	29,380	32,189
8.00% due 05/15/30	3,455	3,785
8.00% due 08/15/30	34,950	38,291
8.50% due 03/15/17	14,494	15,887
8.50% due 05/15/21	46,611	51,322
8.50% due 12/15/22	43,727	48,198
8.50% due 01/15/23	110,443	121,848
8.50% due 09/15/24	21,298	23,516
9.00% due 07/15/16	50,315	54,799
9.00% due 10/15/16	5,142	5,601

		315,058,514

Small Business Administration — 0.1%
6.30% due 06/01/18	357,008	366,132

Total U.S. Government Agencies (cost $316,747,073)		315,424,646

U.S. GOVERNMENT TREASURIES — 16.7%
United States Treasury Bonds — 3.0%
4.75% due 02/15/37	6,000,000	6,195,936
5.00% due 05/15/37	5,000,000	5,373,440

		11,569,376

United States Treasury Notes — 13.7%
2.88% due 01/31/13	25,000,000	24,572,275
3.50% due 02/15/18	30,000,000	28,877,340

		53,449,615

Total U.S. Government Treasuries (cost $65,447,344)		65,018,991

Total Long-Term Investment Securities (cost $382,194,417)		380,443,637

REPURCHASE AGREEMENT — 12.0%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $46,639,000)	46,639,000	46,639,000

TOTAL INVESTMENTS (cost $428,833,417) (2)	109.6%	427,082,637
Liabilities in excess of other assets	(9.6)	(37,289,793)

NET ASSETS	100.0%	$389,792,844

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

TBA	—	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

Security Description		Principal Amount/ Shares/Rights/ Warrants**	Market Value (Note 1)
ASSET BACKED SECURITIES — 4.1%
Diversified Financial Services — 4.1%
Banc of America Commercial Mtg., Inc. Series 2006-6, Class AM 5.39% due 10/10/45		145,000	131,368
Banc of America Funding Corp. Series 2007-C, Class 5A1 5.39% due 05/20/36(1)(2)		1,500,440	1,396,484
Banc of America Funding Corp. Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)		1,485,351	1,195,620
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW15, Class A2 5.21% due 02/11/44(1)		825,000	800,430
Chase Mtg. Finance Corp. Series 2007-A2, Class 1A1 5.08% due 07/25/37(1)(2)		1,834,722	1,738,472
Citigroup Commercial Mtg. Trust Series 2008-C7, Class AM 6.10% due 12/01/49(1)(2)		285,000	258,348
Commercial Mtg. Asset Trust Series 1999-C1, Class D 7.35% due 01/17/32(1)		360,000	367,721
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 2.94% due 02/05/19*(1)(3)		1,575,000	1,524,457
Commercial Mtg. Pass Through Certs. Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)		86,000	84,449
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(1)		1,500,000	1,468,052
Countrywide Asset-Backed Certs. Series 2006-S6, Class A3 5.66% due 03/25/34		1,596,000	831,293
Countrywide Asset-Backed Certs. Series 2006-S4, Class A3 5.80% due 07/25/34		2,800,000	1,507,492
CS First Boston Mtg. Securities Corp. Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)		2,250,000	2,296,185
Deutsche ALT-A Securities, Inc., Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)		600,000	349,061
GE Capital Commercial Mtg. Corp. Series 2004-C2, Class A4 4.89% due 03/10/40(1)		1,320,000	1,263,073
GMAC Commercial Mtg. Securities, Inc. Series 2003-2, Class A2 5.41% due 05/10/40(1)(2)		50,000	49,505
Goldman Sachs Mtg. Securities Trust Series 2007-GG10, Class A4 5.80% due 08/10/45(1)(2)		3,700,000	3,537,965
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47		413,000	372,505
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.80% due 02/12/51(1)(2)		6,523,000	6,295,713
LB Commercial Conduit Mtg. Trust Series 1998-C1, Class E 7.00% due 02/18/30(1)		205,000	214,831
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(4)		830,000	730,400
Swift Master Auto Receivables Trust Series 2007-2, Class A 3.12% due 10/15/12(3)		2,957,126	2,802,726
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.84% due 10/25/36(1)		2,719,248	2,627,713
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)		639,932	611,413

Total Asset Backed Securities (cost $35,949,356)			32,455,276

CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12		125,000	86,094

Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*		50,000	31,500
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*		1,270,000	563,562

			595,062

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)		275,000	236,500

Total Convertible Bonds & Notes (cost $1,510,305)			917,656

CORPORATE BONDS & NOTES — 44.0%
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 4.88% due 05/01/15		1,029,000	1,022,834
United Technologies Corp. Notes 6.13% due 07/15/38		300,000	301,355

			1,324,189

Agricultural Chemicals — 0.5%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38		285,000	274,323
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18		320,000	326,800
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17		1,250,000	1,225,000
The Mosaic Co. Senior Notes 7.38% due 12/01/14*		345,000	360,525
The Mosaic Co. Senior Notes 7.88% due 12/01/16*		1,855,000	1,975,575

			4,162,223

Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11		1,675,000	1,457,250
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19		636,957	582,816
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10		275,000	259,875
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21		274,767	247,290
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08		54,435	54,299

			2,601,530

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13		530,000	556,500

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co. Debentures 6.38% due 02/01/29		2,305,000	1,210,125
General Motors Corp. Notes 7.20% due 01/15/11		2,800,000	2,156,000
General Motors Corp. Debentures 8.25% due 07/15/23		1,930,000	1,124,225
General Motors Corp. Senior Bonds 8.38% due 07/15/33		1,198,000	709,815

			5,200,165

Auto/Truck Parts & Equipment-Original — 0.2%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11		460,000	465,187
Lear Corp. Senior Notes 8.75% due 12/01/16		1,125,000	877,500

			1,342,687

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05†(4)(6)		225,000	0

Banks-Commercial — 0.5%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*		212,000	210,515
Colonial Bank NA Sub. Notes 6.38% due 12/01/15		451,000	368,872
Credit Suisse New York Senior Notes 5.00% due 05/15/13		740,000	720,142
HSBC Bank USA NA Sub. Notes 7.00% due 01/15/39		630,000	635,589
KeyBank NA Sub. Notes 5.45% due 03/03/16		372,000	283,140
KeyBank NA Sub. Notes 7.41% due 10/15/27		320,000	297,961
SouthTrust Bank Sub. Notes 4.75% due 03/01/13		281,000	273,320
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14		470,000	476,646
Sovereign Bank Sub. Notes 8.75% due 05/30/18		442,000	421,546
Union Bank of California NA Sub. Notes 5.95% due 05/11/16		330,000	313,036

			4,000,767

Banks-Fiduciary — 0.1%
State Street Capital Trust IV 3.78% due 06/15/37(3)		590,000	452,966

Banks-Super Regional — 0.5%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27		135,000	146,163
Bank of America Corp. Senior Notes 4.90% due 05/01/13		600,000	579,034
Bank of America Corp. Sub. Notes 7.25% due 10/15/25		652,000	661,059
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16		255,000	224,793
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/38		583,000	472,293
Huntington Capital Trust I 3.60% due 02/01/27(3)		495,000	304,422
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08		198,000	199,798
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12(3)(13)*		390,000	301,806
Wachovia Corp. Notes 5.50% due 05/01/13		398,000	380,926
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12		542,000	545,038

			3,815,332

Beverages-Non-alcoholic — 0.1%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11		817,000	686,280

Broadcast Services/Program — 0.3%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14		1,290,000	1,348,050
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14		650,000	565,500
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(8)		159,795	153,403

			2,066,953

Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12		965,000	955,350
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14		770,000	743,050
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(8)		650,000	295,750

			1,994,150

Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15		1,088,000	690,880

Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09		266,000	261,013

Cable TV — 1.4%
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10		681,000	657,165
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10		3,334,000	3,225,645
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15		3,079,000	2,263,065
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13		1,060,000	975,200
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15		934,000	914,388
COX Communications, Inc. Bonds 6.95% due 06/01/38*		212,000	207,292
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11		900,000	882,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*		1,300,000	1,280,500
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38		630,000	626,126

			11,031,381

Casino Hotels — 0.7%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12		575,000	553,438
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(9)		946,489	939,390
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(4)(6)		425,000	425,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14		2,125,000	1,721,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*		1,660,000	1,651,700

			5,290,778

Casino Services — 0.1%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*		1,250,000	1,137,500

Cellular Telecom — 0.7%
Centennial Communications Corp. Senior Notes 8.45% due 01/01/13(3)		687,000	662,955
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13		669,000	679,035
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11		1,406,000	1,496,906
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14		315,000	252,788
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(3)		850,000	852,125
Rural Cellular Corp. Senior Notes 8.62% due 11/01/12(3)		275,000	277,063
Rural Cellular Corp. Senior Notes 9.88% due 02/01/10		1,325,000	1,348,187

			5,569,059

Chemicals-Diversified — 0.1%
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13		550,000	556,197

Chemicals-Specialty — 1.2%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15		1,380,000	1,207,500
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14		2,530,000	2,314,950
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12		950,000	959,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16		3,695,000	2,752,775
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12		3,110,000	2,534,650

			9,769,375

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11		672,000	668,337

Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*		1,470,000	1,345,050
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13		1,595,000	1,610,950

			2,956,000

Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16		225,000	177,750

Computers-Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18		280,000	274,998

Consumer Products-Misc. — 0.2%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12		806,000	789,880
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12		325,000	325,000
Visant Holding Corp. Senior Notes 8.75% due 12/01/13		125,000	122,500
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)		458,000	444,260

			1,681,640

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23		1,410,000	1,247,850
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13		2,093,000	2,145,325

			3,393,175

Containers-Paper/Plastic — 0.2%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12		520,000	453,700
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17		1,630,000	1,304,000

			1,757,700

Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18		230,000	228,971

Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15		1,175,000	1,022,250

Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12		1,494,000	1,314,720
Visant Corp. Company Guar. Notes 7.63% due 10/01/12		500,000	491,250

			1,805,970

Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*		305,000	300,025
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14		850,000	870,868
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38		989,000	896,299
General Electric Capital Corp. Notes 6.75% due 03/15/32		279,000	280,939

			2,348,131

Diversified Manufacturing Operations — 0.6%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15		1,003,000	1,009,914
General Electric Co. Senior Notes 5.25% due 12/06/17		750,000	720,999
Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(3)		425,000	314,500
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15		1,150,000	937,250
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14		600,000	352,500
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16		1,200,000	1,143,000

			4,478,163

Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12		161,000	113,571
Noble Group, Ltd. Senior Notes 8.50% due 05/30/13*		540,000	543,358

			656,929

Electric-Generation — 1.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34		649,000	656,815
Edison Mission Energy Senior Notes 7.20% due 05/15/19		515,000	480,238
Edison Mission Energy Senior Notes 7.63% due 05/15/27		950,000	852,625
Edison Mission Energy Senior Notes 7.75% due 06/15/16		775,000	771,125
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17		143,337	154,804
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26		675,000	756,000
The AES Corp. Senior Notes 7.75% due 10/15/15		1,275,000	1,255,875
The AES Corp. Senior Notes 8.00% due 10/15/17		1,725,000	1,690,500
The AES Corp. Senior Notes 8.00% due 06/01/20*		625,000	603,125
The AES Corp. Sec. Notes 8.75% due 05/15/13*		947,000	982,512
The AES Corp. Senior Notes 8.88% due 02/15/11		675,000	698,625

			8,902,244

Electric-Integrated — 2.4%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13		540,000	546,675
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18		159,000	155,291
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(3)		374,000	342,305
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/38		370,000	373,091
DTE Energy Co. Senior Notes 7.05% due 06/01/11		602,000	623,704
Duke Energy Corp. Senior Notes 4.20% due 10/01/08		305,000	305,437
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*		700,000	707,000
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*		600,000	585,429
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10		195,000	190,645
Exelon Corp. Senior Notes 6.75% due 05/01/11		460,000	472,571
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11		455,080	466,957
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38		277,000	281,337
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*		642,147	649,118
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11		1,250,000	1,290,625
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21		1,005,000	937,163
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17		430,000	381,354
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17		702,000	678,471
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12		940,000	957,339
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14		653,000	620,750
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11		50,000	53,277
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15		633,000	602,428
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37		1,071,000	1,046,642
Southern California Edison Co. 1st Mtg. Bonds 5.75% due 04/01/35		80,000	77,004
Southern Energy, Inc. Notes 7.90% due 07/15/09*†(4)(5)(6)		1,550,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15		289,000	273,286
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*		1,445,000	1,398,038
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*		3,350,000	3,283,000
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*		1,340,000	1,313,200
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19		540,000	546,978

			19,159,115

Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12		515,000	444,188
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13		1,460,000	1,354,150
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14		975,000	758,062
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17		590,000	582,932
Spansion LLC Senior Notes 5.81% due 06/01/13*(3)		1,740,000	1,270,200
Spansion LLC Senior Notes 11.25% due 01/15/16*		180,000	111,600

			4,521,132

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17		576,000	561,042

Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13		825,000	779,625
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15		175,000	163,625

			943,250

Energy-Alternate Sources — 0.1%
VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17		300,000	154,500
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12		835,000	733,756

			888,256

Finance-Auto Loans — 1.2%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09		58,000	55,382
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09		2,659,000	2,421,762
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10		1,000,000	863,157
GMAC LLC Senior Notes 6.00% due 12/15/11		2,600,000	1,789,172
GMAC LLC Senior Notes 6.63% due 05/15/12		1,600,000	1,097,627
GMAC LLC Senior Notes 6.88% due 09/15/11		3,518,000	2,527,936
GMAC LLC Senior Notes 6.88% due 08/28/12		380,000	260,215
GMAC LLC Notes 7.25% due 03/02/11		1,000,000	735,011

			9,750,262

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13		640,000	634,976

Finance-Consumer Loans — 0.0%
SLM Corp. Senior Notes 8.45% due 06/15/18		270,000	259,021

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 5.88% due 05/02/13		697,000	692,941
MBNA America Bank NA Senior Notes 7.13% due 11/15/12		298,000	317,985

			1,010,926

Finance-Investment Banker/Broker — 1.5%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14		605,000	560,329
Citigroup, Inc. Senior Notes 5.30% due 10/17/12		530,000	516,986
Citigroup, Inc. Senior Notes 5.85% due 07/02/13		622,000	615,642
Citigroup, Inc. Senior Notes 5.88% due 05/29/37		600,000	510,210
Citigroup, Inc. 8.40% due 04/30/18(3)(13)		268,000	254,764
JPMorgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)		451,000	442,437
JPMorgan Chase & Co. Senior Notes 5.38% due 01/15/14		520,000	518,370
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38		1,000,000	927,536
JPMorgan Chase & Co. 7.90% due 04/30/18(3)(13)		550,000	515,702
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16		451,000	407,298
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38		550,000	510,164
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15		959,000	1,019,248
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12		479,000	468,805
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38		600,000	562,485
Morgan Stanley Senior Notes 5.38% due 10/15/15		248,000	226,898
Morgan Stanley Senior Notes 6.00% due 04/28/15		1,000,000	956,019
Morgan Stanley Senior Notes 6.60% due 04/01/12		320,000	325,350
Morgan Stanley Senior Notes 6.63% due 04/01/18		317,000	300,365
Schwab Capital Trust I 7.50% due 11/15/37(3)		138,000	124,900
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10		40,000	39,500
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14		734,000	709,350
The Bear Stearns Cos., Inc. Senior Notes 7.63% due 12/07/09		355,000	366,975
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37		802,000	733,626

			11,612,959

Finance-Mortgage Loan/Banker — 0.0%
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09		90,000	85,957

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11		75,000	68,438
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13		275,000	242,687

			311,125

Food-Misc. — 0.2%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11		318,000	320,846
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17		305,000	305,388
Kraft Foods, Inc. Sub. Notes 6.88% due 01/26/39		553,000	536,669
Wornick Co. Sec. Notes 10.88% due 07/15/11†(7)(10)		600,000	240,000

			1,402,903

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 6.75% due 04/01/16		1,225,000	1,160,688
Service Corp. International Senior Notes 7.00% due 06/15/17		635,000	606,425
Service Corp. International Senior Notes 7.38% due 10/01/14		225,000	225,000
Service Corp. International Debentures 7.88% due 02/01/13		650,000	645,125

			2,637,238

Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*		1,175,000	931,187
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(7)(10)		1,045,000	773,300
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*		622,000	601,008

			2,305,495

Home Furnishings — 0.2%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14		875,000	752,500
Simmons Co. Senior Notes 10.00% due 12/15/14(8)		1,321,000	970,935

			1,723,435

Hotels/Motels — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14		930,000	846,300
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13		700,000	672,000
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18		280,000	264,058

			1,782,358

Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13		453,000	472,253

Independent Power Producers — 0.5%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16		2,755,000	2,593,144
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10		250,000	270,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17		1,445,000	1,412,487

			4,275,631

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10		200,000	198,659
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09		170,000	171,710
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(3)		490,000	409,150
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*		1,700,000	1,462,000

			2,241,519

Insurance-Life/Health — 0.2%
Americo Life, Inc. Notes 7.88% due 05/01/13*		38,000	38,466
Lincoln National Corp. Senior Notes 5.65% due 08/27/12		391,000	387,733
Lincoln National Corp. Senior Notes 6.30% due 10/09/37		300,000	281,739
Monumental Global Funding II Notes 5.65% due 07/14/11*		174,000	176,742
Pricoa Global Funding I Notes 5.30% due 09/27/13*		320,000	313,332
Prudential Financial, Inc. Junior Sub. Notes 8.88% due 06/15/38(3)		270,000	269,924

			1,467,936

Insurance-Multi-line — 0.1%
MetLife Capital Trust X Debentures 9.25% due 04/08/38*(3)		525,000	565,319

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(3)		370,000	354,275

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15		536,000	516,193
Chubb Corp. Senior Notes 6.50% due 05/15/38		597,000	570,489
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37		114,000	105,969

			1,192,651

Insurance-Reinsurance — 0.1%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18		680,000	672,603

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10		507,000	508,663

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12		1,575,000	1,141,875

Medical Products — 1.3%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16		1,001,000	1,024,975
Biomet, Inc. Senior Notes 10.00% due 10/15/17		480,000	512,400
Biomet, Inc. Senior Notes 10.38% due 10/15/17		1,375,000	1,385,598
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17		1,835,000	1,945,100
Johnson & Johnson Senior Notes 5.85% due 07/15/38		764,000	777,009
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17		1,375,000	1,457,500
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(3)		1,505,000	1,407,175
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15		1,575,000	1,575,000

			10,084,757

Medical-Drugs — 0.3%
American Home Products Corp. Notes 6.95% due 03/15/11		361,000	382,152
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38		344,000	341,465
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37		239,000	233,413
Wyeth Bonds 5.50% due 02/01/14		1,074,000	1,082,683

			2,039,713

Medical-HMO — 0.5%
Cigna Corp. Senior Notes 6.35% due 03/15/18		305,000	305,190
Humana, Inc. Bonds 8.15% due 06/15/38		315,000	317,427
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*		2,475,000	2,425,500
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11		325,000	323,495
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38		336,000	317,961
WellPoint, Inc. Notes 5.00% due 01/15/11		195,000	192,713
WellPoint, Inc. Senior Notes 5.95% due 12/15/34		315,000	272,358

			4,154,644

Medical-Hospitals — 1.8%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15		3,810,000	3,833,812
HCA, Inc. Senior Notes 6.25% due 02/15/13		945,000	819,788
HCA, Inc. Senior Notes 8.75% due 09/01/10		225,000	227,813
HCA, Inc. Senior Notes 9.13% due 11/15/14		965,000	986,712
HCA, Inc. Senior Notes 9.25% due 11/15/16		4,865,000	5,010,950
HCA, Inc. Senior Notes 9.63% due 11/15/16		1,630,000	1,678,900
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14		1,710,000	1,727,100

			14,285,075

Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15		750,000	750,000

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13		476,000	474,943

Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10		162,000	162,150

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 6.00% due 01/15/12		612,000	612,677
Alcoa, Inc. Bonds 6.50% due 06/15/18		577,000	583,286
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14(3)		500,000	410,000

			1,605,963

Metal-Diversified — 0.3%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15		550,000	578,188
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17		2,035,000	2,146,925

			2,725,113

Mining Services— 0.3%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(3)		2,450,000	2,113,125

Multimedia — 0.3%
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*		578,000	609,272
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11		125,000	124,375
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28		1,074,000	1,104,802
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17		432,000	439,865
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33		411,000	444,807

			2,723,121

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16		347,000	350,091

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(6)(11)(12)		500,000	0

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17		1,825,000	1,783,938
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13		490,000	498,575
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12		520,000	533,557
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14		90,000	90,900

			2,906,970

Office Automation & Equipment — 0.3%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15		1,610,000	1,614,025
Pitney Bowes, Inc. Notes 5.25% due 01/15/37		680,000	669,234

			2,283,259

Oil Companies-Exploration & Production — 2.6%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*		975,000	1,014,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12		175,000	178,938
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14		1,570,000	1,538,600
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15		895,000	776,412
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18		775,000	713,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16		1,650,000	1,584,000
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18		1,600,000	1,556,000
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(4)(6)		500,000	0
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12		1,120,000	1,030,400
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15		950,000	893,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14		175,000	167,125
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14		1,025,000	960,937
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11		1,430,000	1,404,975
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*		1,465,000	1,406,400
Linn Energy LLC Senior Notes 9.88% due 07/01/18*		1,050,000	1,039,500
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16		275,000	256,094
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15		1,275,000	1,262,250
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13		400,000	364,000
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16		3,965,000	3,568,500
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10		375,000	286,875

			20,001,006

Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29		461,000	528,724
Phillips Petroleum Co. Debentures 7.00% due 03/30/29		286,000	310,007

			838,731

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp. Senior Notes 7.00% due 07/15/38		620,000	619,171

Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14		666,000	676,155
Valero Energy Corp. Senior Notes 6.63% due 06/15/37		413,000	378,658

			1,054,813

Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14		785,000	759,487
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*		1,440,000	1,476,000
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*		810,000	826,200
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11		118,878	124,061

			3,185,748

Paper & Related Products — 0.4%
Bowater, Inc. Notes 6.50% due 06/15/13		700,000	441,000
Caraustar Industries, Inc. Notes 7.38% due 06/01/09		650,000	568,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*		220,000	206,800
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*		350,000	329,000
International Paper Co. Notes 7.95% due 06/15/18		434,000	431,584
NewPage Corp. Sec. Notes 10.00% due 05/01/12		785,000	794,813
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13		575,000	580,750

			3,352,697

Physicians Practice Management — 0.4%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14		2,990,000	2,967,575

Pipelines — 2.0%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15		725,000	712,313
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*		1,125,000	1,116,562
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11		1,215,000	1,281,096
Copano Energy LLC Senior Notes 7.75% due 06/01/18*		50,000	48,750
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16		3,015,000	3,030,075
Duke Energy Field Services LLC Notes 6.88% due 02/01/11		747,000	765,280
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12		965,000	979,475
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16		3,245,000	3,196,325
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14		925,000	922,687
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17		575,000	554,838
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14		255,000	240,338
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16		550,000	558,250
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*		525,000	536,813
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27		1,290,000	1,065,862
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17		382,000	361,826
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*		620,000	628,880

			15,999,370

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17		649,000	477,015

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15		1,090,000	989,175

Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29		205,000	134,285

Publishing-Periodicals — 0.5%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10		1,050,000	1,036,875
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16		2,425,000	1,524,719
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13		4,000	2,380
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*		19,000	11,305
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*		2,080,000	1,518,400

			4,093,679

Radio — 0.0%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08		148,000	150,199

Real Estate Investment Trusts — 0.3%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13		845,000	772,842
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14		1,400,000	1,333,500
PPF Funding, Inc. Bonds 5.35% due 04/15/12*		270,000	261,733
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16		86,000	73,018
Simon Property Group LP Senior Notes 6.13% due 05/30/18		250,000	243,199

			2,684,292

Recycling — 0.3%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14		3,000,000	2,388,750

Rental Auto/Equipment — 0.2%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*		585,000	486,592
Rental Service Corp. Notes 9.50% due 12/01/14		1,075,000	897,625

			1,384,217

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15		965,000	675,500

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38		295,000	289,853

Retail-Drug Store — 0.2%
CVS Corp. Senior Notes 6.13% due 08/15/16		274,000	276,328
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*		14,489	13,454
Rite Aid Corp. Senior Notes 9.25% due 06/01/13		225,000	220,500
Rite Aid Corp. Senior Notes 9.50% due 06/15/17		2,060,000	1,359,600

			1,869,882

Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11		375,000	390,000

Retail-Petroleum Products — 0.2%
Ferrellgas LP Senior Notes 6.75% due 05/01/14		664,000	605,900
Inergy LP Senior Notes 8.25% due 03/01/16*		725,000	714,125

			1,320,025

Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15		375,000	370,313
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15		55,000	55,000

			425,313

Retail-Restaurants — 0.1%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14		800,000	692,000

Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14		1,220,000	896,700

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(4)(6)(10)(11)		100,000	0

Savings & Loans/Thrifts — 0.2%
Independence Community Bank Corp. Sub. Notes 4.86% due 06/20/13(3)		172,000	138,739
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10		405,000	359,407
Washington Mutual Preferred Funding III 6.90% due 06/15/12*(3)(13)		600,000	324,000
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11		380,000	330,600
Western Financial Bank Senior Debentures 9.63% due 05/15/12		495,000	515,101

			1,667,847

Seismic Data Collection — 0.3%
Seitel, Inc. Senior Notes 9.75% due 02/15/14		2,485,000	2,220,969

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)		75,000	74,625

Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(8)		565,000	539,575
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15		125,000	132,500
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*		1,150,000	1,158,625
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*		550,000	557,603
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*		568,000	544,463
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*		1,250,000	837,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*		1,000,000	852,500
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*		2,050,000	1,763,000
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*		1,300,000	1,270,750
Goldman Sachs Capital III 3.45% due 09/01/12(3)(13)		942,000	668,274
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15		100,000	100,500
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17		907,000	907,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14		950,000	859,750
ING USA Global Funding Trust Notes 4.50% due 10/01/10		268,000	270,546
John Hancock Global Funding II Notes 7.90% due 07/02/10*		294,000	313,180
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(3)		425,000	352,750
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14		1,380,000	1,200,600
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*		917,000	715,260
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12		129,000	134,482
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(3)		650,000	523,250
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*		193,000	163,229
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*		296,000	290,906
Snoqualmie Entertainment Authority Senior Sec. Notes 6.94% due 02/01/14*(3)		75,000	55,125
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*		1,475,000	1,091,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16		400,000	380,000

			15,682,868

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11		163,000	165,853

Steel-Producers — 0.5%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14		540,000	547,459
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36		1,070,000	992,151
Ryerson, Inc. Senior Sec. Notes 10.25% due 11/01/14*(3)		875,000	822,500
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*		1,222,000	1,212,835
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15		15,000	14,363
United States Steel Corp. Senior Notes 7.00% due 02/01/18		215,000	214,527

			3,803,835

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11		75,000	79,410

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15		725,000	623,500
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14		655,000	628,800

			1,252,300

Telecom Services — 0.9%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95		462,000	432,185
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23		50,000	42,250
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23		225,000	190,125
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*		2,225,000	2,180,500
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15		1,650,000	1,522,125
Qwest Corp. Senior Notes 6.50% due 06/01/17		500,000	446,250
Qwest Corp. Senior Notes 7.50% due 10/01/14		1,440,000	1,386,000
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12		750,000	794,695

			6,994,130

Telephone-Integrated — 2.0%
AT&T Corp. Senior Notes 7.30% due 11/15/11		1,003,000	1,068,281
BellSouth Corp. Senior Notes 6.00% due 10/15/11		1,300,000	1,338,958
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15		266,000	248,045
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23		25,000	22,000
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14		990,000	957,825
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26		570,000	575,178
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14		2,725,000	2,588,750
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14		216,000	205,200
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09		825,000	825,000
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12		1,600,000	1,584,000
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32		2,625,000	2,500,313
Sprint Nextel Corp. Bonds 6.00% due 12/01/16		1,875,000	1,612,500
Verizon Communications, Inc. Bonds 6.90% due 04/15/38		189,000	186,783
Verizon New York, Inc. Debentures 6.88% due 04/01/12		751,000	783,215
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16		975,000	972,563

			15,468,611

Television — 0.8%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12		1,175,000	1,142,687
Belo Corp. Senior Notes 6.75% due 05/30/13		145,000	141,056
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*		178,000	129,940
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13		1,015,000	928,725
Paxson Communications Corp. Senior Notes 5.96% due 01/15/12*(3)		2,025,000	1,721,250
Paxson Communications Corp. Sec. Senior Notes 8.96% due 01/15/13*(3)		2,300,000	1,483,500
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14		380,000	205,200
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11		1,035,000	579,600

			6,331,958

Theaters — 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14		1,649,000	1,463,488
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16		539,000	533,610
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)		1,585,000	1,505,750

			3,502,848

Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*		1,675,000	1,365,125

Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11		192,193	179,700
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19		1,398,434	1,300,543
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15		1,701,936	1,787,033
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20		310,806	290,603
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11		62,428	59,307
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17		1,346,314	1,507,872

			5,125,058

Transport-Rail — 0.2%
CSX Corp. Senior Notes 6.25% due 04/01/15		615,000	617,088
CSX Corp. Senior Notes 6.25% due 03/15/18		603,000	580,475

			1,197,563

Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17		250,000	250,625
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13		300,000	288,000

			538,625

Travel Service — 0.1%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16		634,000	519,880

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(3)		795,000	671,775

Total Corporate Bonds & Notes (cost $368,592,707)			345,546,558

FOREIGN CORPORATE BONDS & NOTES — 7.3%
Banks-Commercial — 0.6%
Barclays Bank PLC 5.93% due 12/15/16*(3)(13)		630,000	537,099
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 3.86% due 12/30/09(3)(13)		141,000	86,010
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(13)		494,000	411,396
HBOS PLC 5.92% due 10/01/15*(3)(13)		320,000	227,905
HBOS PLC Sub. Notes 6.75% due 05/21/18*		309,000	295,518
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/09/17*(3)(13)		370,000	233,616
National Australia Bank Ltd. Senior Notes 5.35% due 06/12/13*		800,000	798,606
NIB Capital Bank Bonds 5.82% due 12/11/13*(3)(13)		612,000	315,861
RSHB Capital SA Notes 7.75% due 05/29/18*		810,000	793,800
VTB Capital SA Notes 6.88% due 05/29/18*		900,000	877,500

			4,577,311

Banks-Money Center — 0.0%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(13)		175,000	175,352

Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11		779,000	765,124

Brewery — 0.0%
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*		290,000	273,727

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25		496,000	482,384

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15		117,000	73,710

Cellular Telecom — 0.5%
Mobile Telesystems Finance SA Company Guar. Senior Notes 8.38% due 10/14/10		520,000	532,428
VIP Finance (Vimpelcom) Notes 9.13% due 04/30/18*		2,090,000	2,056,033
Vodafone Airtouch PLC Senior Notes 7.75% due 02/15/10		325,000	339,614
Vodafone Group PLC Senior Notes 5.38% due 01/30/15		727,000	707,258

			3,635,333

Computers-Memory Devices — 0.2%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		1,565,000	1,428,063

Containers-Metal/Glass — 0.4%
Rexam PLC Bonds 6.75% due 06/01/13*		430,000	428,379
Vitro SAB de CV Senior Notes 9.13% due 02/01/17		2,620,000	2,076,350
Vitro SAB de CV Senior Notes 11.75% due 11/01/13		250,000	248,750

			2,753,479

Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13		400,000	354,000

Diversified Financial Services — 0.3%
TNK-BP Finance SA Company Guar. Notes 6.13% due 03/20/12		880,000	830,183
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18		1,360,000	1,310,700

			2,140,883

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*		1,390,000	1,424,750
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13		310,000	299,123

			1,723,873

Diversified Minerals — 0.1%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 6.50% due 07/15/18		605,000	606,836

Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*		150,000	154,411

Electric-Integrated — 0.0%
TransAlta Corp. Senior Notes 6.65% due 05/15/18		329,000	322,504

Electronic Components-Misc. — 0.2%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15		1,427,000	1,241,490

Electronic Components-Semiconductors — 0.2%
Avago Technologies, Ltd. Company Guar. Notes 11.88% due 12/01/15		1,275,000	1,370,625

Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11		1,550,000	1,565,500
JBS SA Senior Notes 10.50% due 08/04/16*		650,000	654,875

			2,220,375

Food-Retail — 0.1%
Delhaize Group SA Notes 6.50% due 06/15/17		855,000	862,455

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(6)(7)		725,000	725

Insurance-Multi-line — 0.0%
Aegon NV Sub. Bonds 4.21% due 07/15/14(3)(13)		201,000	120,801

Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*		266,000	255,866

Medical-Drugs — 0.7%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(3)		1,390,000	1,209,300
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		290,000	214,600
AstraZeneca PLC Senior Notes 5.90% due 09/15/17		630,000	645,750
Elan Finance PLC Company Guar. Notes 6.68% due 11/15/11(3)		2,430,000	2,259,900
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		895,000	868,150

			5,197,700

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16		375,000	348,750
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13		371,000	372,491

			721,241

Oil Companies-Exploration & Production — 0.4%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		765,000	751,612
EnCana Corp. Sub. Notes 6.50% due 02/01/38		295,000	291,808
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14		1,800,000	1,777,500
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14		625,000	621,875

			3,442,795

Oil Companies-Integrated — 0.1%
Petro-Canada Senior Notes 6.80% due 05/15/38		465,000	455,471
Suncor Energy, Inc. Senior Notes 6.85% due 06/01/39		295,000	300,992

			756,463

Oil-Field Services — 0.1%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11		710,000	717,100

Paper & Related Products — 0.4%
Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13		300,000	135,000
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*		1,355,000	1,429,525
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*		658,000	516,530
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10		1,655,000	976,450
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11		200,000	139,000

			3,196,505

Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14		931,000	925,062
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16		183,000	162,870

			1,087,932

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(10)(15)		1,580,000	758,400

Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*		340,000	333,662

Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08		76,000	76,544

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*		1,075,000	999,750

Sovereign — 0.1%
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		600,000	551,460

Special Purpose Entities — 0.3%
Hellas Telecommunications Luxembourg II Sub. Notes 8.46% due 01/15/15*(3)		1,330,000	1,010,800
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(13)		338,000	185,900
Independencia International, Ltd. Company Guar. Notes 9.88% due 05/15/15*		930,000	936,397
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(3)(13)		373,000	315,383
SovRisc BV Notes 4.63% due 10/31/08*		133,000	133,908

			2,582,388

Steel-Producers — 0.2%
Evraz Group SA Notes 8.88% due 04/24/13*		1,360,000	1,377,000

Telecom Services — 0.1%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		950,000	940,500
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*		175,000	183,750

			1,124,250

Telecommunication Equipment — 0.2%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*		1,201,000	1,188,990

Telephone-Integrated — 0.3%
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		1,000,000	1,019,722
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/38		512,000	520,263
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16		685,000	695,325

			2,235,310

Transport-Marine — 0.1%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		525,000	496,125

Transport-Rail — 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11		750,000	779,970
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		350,000	346,757

			1,126,727

Water — 0.1%
Veolia Environnement Notes 6.75% due 06/01/38		560,000	566,445

Total Foreign Corporate Bonds & Notes (cost $58,261,334)			54,076,114

FOREIGN GOVERNMENT AGENCIES — 15.5%
Sovereign — 15.5%
Federal Republic of Brazil Bonds 6.00% due 01/17/17		3,620,000	3,690,590
Federal Republic of Brazil Bonds 7.13% due 01/20/37		910,000	1,004,185
Federal Republic of Brazil Notes 8.00% due 01/15/18		3,470,000	3,853,435
Federal Republic of Brazil Bonds 8.25% due 01/20/34		2,185,000	2,686,457
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,625,000	2,033,687
Federal Republic of Brazil Bonds 8.88% due 10/14/19		1,410,000	1,765,320
Federal Republic of Brazil Notes 8.88% due 04/15/24		495,000	629,888
Federal Republic of Brazil Notes 11.00% due 08/17/40		3,940,000	5,210,650
Federal Republic of Germany Bonds 4.00% due 01/04/18	EUR	1,570,000	2,356,995
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	844,000	1,301,011
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	595,000	928,423
Federal Republic of Germany Bonds 5.25% due 07/04/10	EUR	1,150,000	1,830,463
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	841,922
Government of Australia Bonds 5.25% due 08/15/10	AUD	350,000	325,202
Government of Australia Bonds 5.75% due 06/15/11	AUD	5,720,000	5,342,671
Government of Australia Bonds 7.50% due 09/15/09	AUD	1,960,000	1,891,099
Government of France Bonds 4.75% due 04/25/35	EUR	690,000	1,044,513
Government of Switzerland Bonds 4.00% due 06/10/11	CHF	3,050,000	3,072,237
Government of Japan Bonds 1.40% due 12/20/15	JPY	720,000,000	6,805,382
Kingdom of Denmark Bonds 4.00% due 08/15/08	DKK	9,975,000	2,103,429
Kingdom of Denmark Bonds 5.00% due 11/15/13	DKK	6,630,000	1,402,171
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	5,770,000	1,124,221
Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	7,100,000	1,407,118
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	28,750,000	5,917,870
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	405,000	687,919
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	17,760,000	2,922,130
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	10,100,000	1,667,164
Republic of Argentina Notes 5.25% due 12/31/38(8)		1,339,761	455,519
Republic of Argentina Notes 8.28% due 12/31/33		1,075,456	821,649
Republic of Colombia Bonds 7.38% due 09/18/37		1,465,000	1,567,550
Republic of Colombia Bonds 12.00% due 10/22/15	COP	3,370,000,000	1,690,548
Republic of Columbia Bonds 8.13% due 05/21/24		710,000	818,275
Republic of Ecuador Bonds 10.00% due 08/15/30(8)		550,000	536,250
Republic of Georgia Notes 7.50% due 04/15/13		1,570,000	1,561,522
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	855,000	1,144,125
Republic of Indonesia Bonds 6.63% due 02/17/37		2,100,000	1,795,435
Republic of Indonesia Bonds 6.88% due 01/17/18*		1,080,000	1,015,200
Republic of Indonesia Bonds 7.50% due 01/15/16		470,000	479,918
Republic of Indonesia Notes 8.50% due 10/12/35		800,000	838,742
Republic of Pakistan Bonds 6.88% due 06/01/17*		570,000	410,400
Republic of Panama Notes 7.25% due 03/15/15		253,000	271,975
Republic of Peru Bonds 6.55% due 03/14/37		470,000	475,875
Republic of Peru Notes 7.35% due 07/21/25		1,860,000	2,073,900
Republic of Peru Bonds 8.75% due 11/21/33		720,000	925,200
Republic of Philippines Notes 8.00% due 01/15/16		880,000	941,600
Republic of Philippines Notes 8.88% due 03/17/15		1,130,000	1,252,831
Republic of Philippines Senior Notes 9.50% due 02/02/30		630,000	769,387
Republic of South Africa Bonds 5.88% due 05/30/22		1,130,000	1,050,900
Republic of Turkey Notes 6.88% due 03/17/36		1,660,000	1,371,575
Republic of Turkey Notes 7.00% due 06/05/20		2,120,000	1,953,050
Republic of Turkey Notes 7.25% due 03/15/15		1,870,000	1,844,287
Republic of Turkey Notes 7.25% due 03/05/38		1,000,000	855,000
Republic of Turkey Notes 7.38% due 02/05/25		730,000	673,425
Republic of Turkey Notes 8.00% due 02/14/34		740,000	706,700
Republic of Turkey Notes 9.50% due 01/15/14		1,760,000	1,927,200
Republic of Turkey Senior Notes 11.88% due 01/15/30		1,030,000	1,447,150
Republic of Ukraine Bonds 6.75% due 11/14/17		1,500,000	1,344,750
Republic of Uruguay Notes 7.63% due 03/21/36		1,400,000	1,433,600
Republic of Uruguay Bonds 8.00% due 11/18/22		1,860,000	1,985,550
Russian Federation Bonds 7.50% due 03/31/30(8)		8,062,225	9,044,930
United Mexican States Notes 5.63% due 01/15/17		4,680,000	4,729,140
United Mexican States Notes 6.05% due 01/11/40		600,000	576,900
United Mexican States Notes 6.75% due 09/27/34		3,190,000	3,384,590
United Mexican States Bonds 7.25% due 12/15/16	MXN	32,600,000	2,797,320
United Mexican States Bonds 7.50% due 04/08/33		840,000	968,100
United Mexican States Notes 8.13% due 12/30/19		800,000	968,000
United Mexican States Bonds 8.30% due 08/15/31		650,000	822,250
United Mexican States Bonds 9.00% due 12/24/09	MXN	13,600,000	1,327,019

Total Foreign Government Agencies (cost $125,296,802)			124,903,489

FOREIGN GOVERNMENT TREASURIES — 1.4%
Sovereign — 1.4%
New South Wales Treasury Corp. Notes 6.00% due 05/01/12	AUD	8,480,000	7,776,080
United Kingdom Treasury Bonds 4.75% due 06/07/10	GBP	1,450,000	2,862,621

Total Foreign Government Treasuries (cost $10,530,661)			10,638,701

LOANS (16)(17) — 0.3%
Leisure Products — 0.0%
AMC Entertainment Holdings, Inc. First Lien 7.80% due 06/15/12(5)(6)		441,255	375,067

Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(4)(5)(6)(20)(21)		1,526,518	1,372,808

Publishing-Periodicals — 0.1%
R.H. Donnelly Corp. 11.75% due 05/15/15*(5)(6)		885,855	801,699

Total Loans (cost $2,644,504)			2,549,574

U.S. GOVERNMENT AGENCIES — 16.4%
Federal Home Loan Bank — 0.1%
3.13% due 06/10/11		400,000	394,962
4.50% due 09/08/08		600,000	602,105

			997,067

Federal Home Loan Mtg. Corp. — 8.5%
4.13% due 07/12/10		300,000	305,281
4.50% due 02/01/20		179,762	174,841
4.50% due 08/01/20		369,195	359,088
4.50% due 03/01/23		990,765	958,070
5.00% due 09/01/18		401,777	400,839
5.00% due 07/01/20		659,388	654,552
5.00% due 02/01/34		416,667	401,831
5.00% due 05/01/34		261,849	252,199
5.00% due 02/01/35		604,414	582,138
5.00% due 07/01/35		1,019,554	980,385
5.00% due 08/01/35		894,815	860,438
5.00% due 10/01/35		5,305,346	5,101,525
5.00% due 04/01/36		520,635	500,633
5.00% due 05/01/36		367,743	353,156
5.00% due 08/01/36		440,185	422,724
5.00% due 11/01/37		4,482,033	4,298,638
5.32% due 12/01/35(3)		376,310	380,607
5.46% due 03/01/36(3)		248,857	250,109
5.50% due 07/01/35		2,269,831	2,242,522
5.50% due 05/01/37		5,503,697	5,427,162
5.50% due 06/01/37		415,461	409,684
5.50% due 10/01/37		10,752,375	10,602,850
5.50% due 11/01/37		1,996,659	1,968,893
5.50% due 12/01/37		1,381,199	1,361,992
5.79% due 01/01/37(3)		709,238	720,972
5.81% due 01/01/37(3)		166,124	167,388
5.96% due 10/01/36(3)		971,034	985,898
6.00% due 10/01/37		7,932,869	8,021,959
6.19% due 09/01/36(3)		592,974	607,188
6.50% due 05/01/29		6,002	6,253
6.50% due 02/01/35		201,002	207,970
6.88% due 09/15/10		1,156,000	1,242,384
7.00% due 06/01/29		13,431	14,203
Federal Home Loan Mtg. Corp. REMIC
Series 3026, Class PC
4.50% due 01/15/34(1)		4,055,000	3,872,896
Series 3317, Class PD
5.00% due 09/15/31(1)		935,000	933,448
Series 3116, Class PD
5.00% due 10/15/34(1)		4,050,000	3,905,721
Series 3102, Class PG
5.00% due 11/15/28(1)		730,000	737,645
Series 3159, Class TD
5.50% due 05/15/34(1)		250,000	249,297
Series 3349, Class HB
5.50% due 06/15/31(1)		1,724,000	1,745,983
Series 3312, Class LB
5.50% due 11/15/25(1)		4,000,000	3,963,778
Series 41, Class F
10.00% due 05/15/20(1)		12,153	12,824
Series 1103, Class N
11.57% due 06/15/21(1)(14)		7,655	1,812

			66,647,776

Federal National Mtg. Assoc. — 7.8%
2.50% due 04/09/10		4,000,000	3,958,348
4.46% due 02/01/34(3)		400,106	401,162
4.50% due 06/01/19		455,968	444,768
4.68% due 10/01/35(3)		197,635	199,747
4.75% due 12/15/10		375,000	386,876
4.86% due 01/01/35(3)		833,640	841,327
5.00% due 06/01/19		220,460	219,631
5.00% due 01/01/23		2,372,096	2,348,350
5.00% due 03/01/34		272,870	262,898
5.00% due 05/01/35		125,313	120,538
5.00% due 10/01/35		55,725	53,601
5.00% due 02/01/37		259,419	249,061
5.00% due 04/01/37		1,702,498	1,633,538
5.00% due 05/01/37		387,602	371,902
5.00% due 06/01/37		29,467	28,274
5.00% due 07/01/37		278,228	266,958
5.25% due 08/01/12		300,000	303,607
5.47% due 02/01/38(3)		1,906,394	1,924,616
5.48% due 01/01/37(3)		3,548,763	3,572,945
5.50% due 11/01/19		1,201,673	1,218,559
5.50% due 08/01/20		302,975	306,475
5.50% due 11/01/22		887,634	894,648
5.50% due 01/01/29		7,742	7,693
5.50% due 02/01/35		496,227	490,634
5.50% due 12/01/35		671,448	663,881
5.50% due 02/01/36(3)		298,647	303,761
5.50% due 09/01/36		9,860,931	9,737,477
5.50% due 11/01/36		519,108	512,609
5.50% due 12/01/36		711,727	702,817
5.50% due 04/01/37		430,832	425,212
5.50% due 03/01/38		40,066	39,539
6.00% due 02/01/32		100,886	102,586
6.00% due 05/01/34		17,726	17,953
6.00% due 10/01/34		466,219	472,184
6.00% due 06/01/35		169,017	170,916
6.00% due 10/01/36		874,982	883,989
6.00% due 07/01/37		3,197,865	3,230,101
6.00% due 08/01/37		4,451,685	4,496,560
6.00% due 10/01/37		662,269	668,945
6.50% due 04/01/34		211,962	219,045
6.50% due 02/01/35		78,270	80,764
6.50% due 07/01/37		3,990,104	4,112,623
6.50% due 10/01/37		2,613,484	2,693,732
6.50% due 11/01/37		9,877,812	10,181,114
7.50% due 01/01/30		14,345	15,482
7.50% due 09/01/30		3,393	3,656
8.00% due 11/01/28		19,659	21,384
13.00% due 11/01/15		3,908	4,331
Federal National Mtg. Assoc. REMIC Series 2005-12, Class BE 5.00% due 11/25/30(1)		900,000	899,675
Series 1989-2, Class D 8.80% due 01/25/19(1)		33,130	36,402
Series 1989-17, Class E 10.40% due 04/25/19(1)		4,645	5,081

			61,207,975

Government National Mtg. Assoc. — 0.0%
7.50% due 07/15/27		9,673	10,417
7.50% due 10/15/27		63,909	68,829

			79,246

Total U.S. Government Agencies (cost $129,596,438)			128,932,064

U.S. GOVERNMENT TREASURIES — 5.1%
United States Treasury Bonds — 0.8%
3.63% due 04/15/28 TIPS(22)		1,274,813	1,590,828
4.75% due 02/15/37		2,450,000	2,530,007
5.00% due 05/15/37		1,491,000	1,602,360
6.25% due 08/15/23		166,000	197,501

			5,920,696

United States Treasury Notes — 4.3%
2.13% due 01/31/10		10,250,000	10,197,151
2.75% due 02/28/13		305,000	297,756
2.88% due 01/31/13		535,000	525,847
3.38% due 06/30/13		614,000	621,240
3.50% due 02/15/18		264,000	254,121
3.88% due 05/15/10		175,000	179,293
3.88% due 09/15/10		7,000	7,182
3.88% due 05/15/18		459,000	455,403
4.00% due 02/15/15		11,500,000	11,820,746
4.25% due 11/15/17		3,525,000	3,600,731
4.38% due 12/15/10		101,000	104,890
4.50% due 02/15/16		2,669,000	2,807,662
4.50% due 05/15/17		2,150,000	2,239,358
4.63% due 12/31/11		500,000	525,312
4.75% due 05/31/12		300,000	317,227

			33,953,919

Total U.S. Government Treasuries (cost $39,585,142)			39,874,615

COMMON STOCK — 0.5%
Casino Services — 0.0%
Shreveport Gaming Holdings, Inc.†(4)(5)(6)		2,441	47,136

Cellular Telecom — 0.3% iPCS, Inc.†(4)(5)(6)		60,413	1,790,037

Independent Power Producers — 0.0%
Calpine Corp.†		4,763	107,453
Mirant Corp.†		1,929	75,520

			182,973

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC†(4)(5)(6)(19)		128,418	53,936

Medical-Hospitals — 0.1%
MedCath Corp.†		34,684	623,618

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(4)(5)(6)		4,107	41

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†		5,460	3,440

Oil-Field Services — 0.1%
Trico Marine Services, Inc.†		21,747	792,026

Total Common Stock (cost $2,553,006)			3,493,207

PREFERRED STOCK — 0.8%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 4.00%		32,800	544,480

Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%		12,800	220,032

Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(8)		16,000	372,000

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(4)(5)(6)(19)		39,177	78,353

Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%		782	687,800

Oil Companies-Exploration & Production — 0.5%
EXCO Resources, Inc. Convertible Series A-1 7.00%(4)(5)(9)		190	3,420,000
Transmeridian Exploration, Inc. 15.00%(4)(9)		3,851	269,570

			3,689,570

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)		29,200	520,052

Total Preferred Stock (cost $5,335,975)			6,112,287

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(4)		13,811	138

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(4)(6)		500	0

Total Warrants (cost $39,260)			138

Total Long-Term Investment Securities (cost $779,895,490)			749,499,679

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 07/01/08		4,270,000	4,270,000
Euro Time Deposit with State Street Bank & Trust Co. 1.35% due 07/01/08		11,301,000	11,301,000

Total Short-Term Investment Securities (cost $15,571,000)			15,571,000

REPURCHASE AGREEMENT — 0.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(18) (cost $4,784,000)		4,784,000	4,784,000

TOTAL INVESTMENTS (cost $800,250,490) (23)		98.1%	769,854,679
Other assets less liabilities		1.9	14,928,270

NET ASSETS		100.0%	$784,782,949

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $83,365,079 representing 10.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security—the rate reflected is as of June 30, 2008, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.

(4)	Fair valued security; see Note 1
(5)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2008, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings, Inc. 7.80% due 06/15/12	6/8/2007	$400,000	$390,000
	9/27/2007	11,051	11,051
	12/20/2007	11,014	11,014
	3/19/2008	10,658	11,918
	6/23/2008	8,532	8,943

		441,255	432,926	$375,067	$85.00	0.05%
Critical Care Systems International, Inc.
Common Stock	7/20/2006	4,107	37,181	41	0.01	0.00
EXCO Resources, Inc.
Convertible Preferred Stock
Series A-1, 7.00%	3/29/2007	37	370,000
	9/20/2007	153	1,530,000

		190	1,900,000	3,420,000	18,000.00	0.44
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	200,000	200,000
	4/19/2006	65,000	80,925
	3/5/2008	10,000	10,000

		275,000	290,925	236,500	86.00	0.03
iPCS, Inc. Common Stock	7/28/2005	1,283	0
	7/20/2004	59,130	916,511

		60,413	916,511	1,790,037	29.63	0.23
R.H. Donnelly Corp.
11.75% due 05/15/15
Loan Agreement	6/25/08	476,700	437,372
	6/25/08	138,885	127,537
	6/25/08	270,270	247,973

		885,855	812,882	801,699	90.50	0.10
Shreveport Gaming Holdings, Inc.
Common Stock	7/29/2005	2,047	47,128
	7/21/2005	394	9,073

		2,441	56,201	47,136	19.31	0.01
Southern Energy, Inc. 7.90% due 07/15/09	1/25/2006	1,125,000	0
	6/6/2006	425,000	0

		1,550,000	0	0	0.00	0.00

Triax Pharmaceuticals 14.00% due 08/30/11	8/31/2007	1,500,000	1,372,178
	10/31/2007	3,875	3,875
	1/10/2008	11,405	11,404
	4/4/2008	11,238	11,238

		1,526,518	1,398,695	1,372,808	89.93	0.17

Triax Pharmaceuticals
Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.01

Triax Pharmaceuticals
Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.01

				$8,175,577		1.05%

(6)	Illiquid security

(7)	Bond in default

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)	Company has filed Chapter 11 bankruptcy protection.

(11)	Bond is in default and did not pay principal at maturity

(12)	Company has filed Chapter 7 bankruptcy.

(13)	Perpetual maturity—maturity date reflects the next call date.

(14)	Interest Only

(15)	Bond is in default in country of issuance.

(16)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(17)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(18)	See Note 2 for details of Joint Repurchase Agreement.

(19)	Consists of more than one class of securities traded together as a unit.
(20)	A portion of the interest is paid in the form of additional bonds.

(21)	Loan is subject to an unfunded loan commitment. See Note 4 for details

(22)	Principal amount of security is adjusted for inflation.

(23)	See Note 3 for cost of investments on a tax basis.

REMIC—	Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Security

AUD— Australian Dollar

CHF — Swiss Franc

COP — Columbian Peso

DKK — Danish Krone

EUR — Euro

JPY — Japanese Yen

MXN — Mexican Peso

NOK— Norwegian Krone

SEK — Swedish Krona

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — June 30, 2008 — (unaudited)

Security Description	Principal Amount/ Shares/ Warrants	Market Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.5%
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$50,000	$31,500
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,845,000	818,719

		850,219

Medical-Biomedical/Gene — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	172,187

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	78,000	67,080

Total Convertible Bonds & Notes (cost $1,893,493)		1,089,486

CORPORATE BONDS & NOTES — 80.7%
Agricultural Chemicals — 0.9%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	405,000	413,606
The Mosaic Co. Senior Notes 7.88% due 12/01/16*	1,475,000	1,570,875

		1,984,481

Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	800,000	696,000
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	176,914	176,471

		872,471

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	375,000	393,750

Auto-Cars/Light Trucks — 1.8%
Ford Motor Co. Debentures 6.38% due 02/01/29	1,615,000	847,875
General Motors Corp. Notes 7.20% due 01/15/11	2,050,000	1,578,500
General Motors Corp. Debentures 8.25% due 07/15/23	2,310,000	1,345,575

		3,771,950

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 8.75% due 12/01/16	860,000	670,800

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 04/15/05† (1)(2)	1,650,000	0

Beverages-Non-alcoholic — 0.2%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	590,000	495,600

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	376,000	392,920
Nexstar Finance, Inc. Senior Notes 11.38% due 04/01/13(4)	127,836	122,723

		515,643

Building & Construction Products-Misc. — 0.6%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	750,000	723,750
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(4)	1,350,000	614,250

		1,338,000

Building Products-Wood — 0.2%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	552,000	350,520

Cable TV — 3.3%
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	1,835,000	1,775,362
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	1,115,000	1,075,975
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	2,351,000	1,727,985
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	695,000	639,400
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	225,000	231,188
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	700,000	686,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	1,050,000	1,034,250

		7,170,160

Casino Hotels — 3.0%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(1)(5)	1,721,177	1,708,268
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(2)	2,675,000	2,675,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	825,000	668,250
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	250,000	200,625
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,125,000	1,119,375

		6,371,518

Casino Services — 0.3%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	825,000	750,750

Cellular Telecom — 1.0%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(6)	530,000	511,450
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	689,000	699,335
Rural Cellular Corp. Senior Sub. Notes 5.68% due 06/01/13(6)	1,000,000	1,002,500

		2,213,285

Chemicals-Specialty — 2.6%
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	1,940,000	1,775,100
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	150,000	151,500
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	2,565,000	1,910,925
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,100,000	1,711,500

		5,549,025

Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	925,000	846,375

Consumer Products-Misc. — 0.6%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	262,000	256,760
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	140,000	137,200

Visant Holding Corp. Senior Notes 10.25% due 12/01/13(4)	955,000	926,350

		1,320,310

Containers-Metal/Glass — 0.9%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,000,000	885,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,005,000	1,030,125

		1,915,125

Containers-Paper/Plastic — 0.6%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	495,000	431,887
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,130,000	904,000

		1,335,887

Data Processing/Management — 0.8%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,925,000	1,720,469

Decision Support Software — 0.4%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	875,000	761,250

Direct Marketing — 0.6%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,500,000	1,320,000

Diversified Financial Services — 0.3%
LVB Acquisition Merger Sub, Inc. Notes 10.38% due 10/15/17	670,000	710,200

Diversified Manufacturing Operations — 1.0%
Harland Clarke Holdings Corp. Notes 7.43% due 05/15/15(6)	500,000	370,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	725,000	590,875
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	337,813
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	835,000	795,337

		2,094,025

Electric-Generation — 2.2%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,155,000	1,077,037
Edison Mission Energy Senior Notes 7.63% due 05/15/27	590,000	529,525
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	329,676	356,050
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	125,000	140,000
The AES Corp. Senior Notes 7.75% due 10/15/15	1,185,000	1,167,225
The AES Corp. Senior Notes 8.00% due 10/15/17	680,000	666,400
The AES Corp. Senior Notes 8.00% due 06/01/20*	425,000	410,125
The AES Corp. Senior Notes 8.88% due 02/15/11	455,000	470,925

		4,817,287

Electric-Integrated — 2.4%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	475,000	479,750
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	405,000	418,163
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	740,000	690,050
Southern Energy, Inc. Notes 7.90% due 07/15/09† (1)(2)(3)	3,525,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	1,545,000	1,494,787
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	1,955,000	1,915,900
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	190,000	186,200

		5,184,850

Electronic Components-Semiconductors — 0.8%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	395,000	366,363
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	635,000	493,712
Spansion LLC Senior Sec. Notes 5.81% due 06/01/13*(6)	1,100,000	803,000

Spansion LLC Senior Notes 11.25% due 01/15/16*	115,000	71,300

		1,734,375

Energy-Alternate Sources — 0.2%
VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17	265,000	136,475
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	370,000	325,138

		461,613

Finance-Auto Loans — 3.3%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	1,424,000	1,296,949
GMAC LLC Senior Notes 6.00% due 12/15/11	1,775,000	1,221,454
GMAC LLC Senior Notes 6.63% due 05/15/12	3,050,000	2,092,352
GMAC LLC Senior Notes 6.88% due 09/15/11	2,495,000	1,792,837
GMAC LLC Senior Notes 6.88% due 08/28/12	275,000	188,314
GMAC LLC Notes 7.25% due 03/02/11	825,000	606,384

		7,198,290

Food-Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	400,000	353,000

Food-Misc. — 0.2%
Wornick Co. Sec. Notes 10.88% due 07/15/11†(8)(9)	950,000	380,000

Funeral Services & Related Items — 0.7%
Service Corp. International Senior Notes 7.00% due 06/15/17	1,145,000	1,093,475
Service Corp. International Debentures 7.88% due 02/01/13	425,000	421,812

		1,515,287

Gambling (Non-Hotel) — 0.8%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	750,000	594,375
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(8)(9)	675,000	499,500

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	691,000	667,679

		1,761,554

Home Furnishings — 0.3%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	490,000	421,400
Simmons Co. Senior Notes 10.00% due 12/15/14(4)	385,000	282,975

		704,375

Hotel/Motels — 0.4%
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	950,000	912,000

Human Resources — 0.4%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	817,000	851,723

Independent Power Producers — 1.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,515,000	1,425,994
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	300,000	324,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	590,000	576,725

		2,326,719

Insurance Brokers — 0.9%
USI Holdings Corp. Senior Notes 6.55% due 11/15/14*(6)	677,000	565,295
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,675,000	1,440,500

		2,005,795

Medical Information Systems — 0.4%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,175,000	851,875

Medical Products — 1.4%
Biomet, Inc. Senior Notes 10.38% due 10/15/17	770,000	779,425
Biomet, Inc. Company Guar. Notes 11.63% due 10/15/17	875,000	927,500
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(6)	685,000	640,475
Universal Hospital Services, Inc. Senior Bonds 8.50% due 06/01/15	715,000	715,000

		3,062,400

Medical-HMO — 0.8%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,650,000	1,617,000

Medical-Hospitals — 3.8%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	1,720,000	1,730,750
HCA, Inc. Senior Notes 6.25% due 02/15/13	660,000	572,550
HCA, Inc. Senior Notes 8.75% due 09/01/10	165,000	167,063
HCA, Inc. Senior Notes 9.13% due 11/15/14	545,000	557,262
HCA, Inc. Senior Notes 9.25% due 11/15/16	2,850,000	2,935,500
HCA, Inc. Senior Notes 9.63% due 11/15/16	950,000	978,500
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	1,190,000	1,201,900

		8,143,525

Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	650,000	650,000

Metal-Diversified — 1.8%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	1,705,000	1,798,775
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(6)	1,745,000	1,505,062
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14(6)	750,000	615,000

		3,918,837

Multimedia — 0.2%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	325,000	323,375

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03† (1)(2)(9)(11)	2,150,000	0

Non-Hazardous Waste Disposal — 0.8%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,155,000	1,129,012
Allied Waste North America, Inc. Senior Notes 7.88% due 04/15/13	415,000	422,263
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	75,000	75,750

		1,627,025

Oil Companies-Exploration & Production — 6.1%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	825,000	858,000
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	565,000	577,712
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	1,000,000	980,000
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	760,000	659,300
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,850,000	1,776,000
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	900,000	875,250
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	400,000	368,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	1,265,000	1,189,100
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	820,000	768,750
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	800,000	768,000
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	750,000	742,500
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	625,000	618,750
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	2,780,000	2,502,000
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	497,250

		13,180,612

Oil-Field Services — 1.1%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	555,000	536,963
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	1,060,000	1,086,500
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	375,000	382,500
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	407,580	425,351

		2,431,314

Paper & Related Products — 1.2%
Bowater, Inc. Notes 6.50% due 06/15/13	520,000	327,600
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	610,000	533,750
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	163,000	153,220
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	365,000	343,100
International Paper Co. Notes 7.95% due 06/15/18	333,000	331,147
NewPage Corp. Sec. Notes 10.00% due 05/01/12	540,000	546,750
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	425,000	429,250

		2,664,817

Physicians Practice Management — 0.9%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,950,000	1,935,375

Pipelines — 3.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	385,000	378,263
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	825,000	818,812
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	525,000	511,875
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	1,675,000	1,683,375
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	445,000	451,675
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	1,275,000	1,255,875
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	685,000	683,288
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	570,000	537,225
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18*	350,000	357,875
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	1,425,000	1,177,406

		7,855,669

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	495,000	363,825

Printing-Commercial — 0.3%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	610,000	553,575

Publishing-Periodicals — 1.2%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	400,000	395,000
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	1,825,000	1,147,469
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	15,000	8,925
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,320,000	963,600

		2,514,994

Real Estate Investment Trusts — 0.6%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,280,000	1,219,200

Recycling — 0.7%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,845,000	1,469,081

Rental Auto/Equipment — 0.3%
Rental Service Corp. Notes 9.50% due 12/01/14	835,000	697,225

Research & Development — 0.3%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	955,000	668,500

Retail-Drug Store — 0.6%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,055,000	1,356,300

Retail-Petroleum Products — 0.5%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	271,000	247,288
Inergy LP Senior Notes 8.25% due 03/01/16*	750,000	738,750

		986,038

Retail-Regional Department Stores — 0.0%
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	55,000	55,000

Retail-Restaurants — 0.3%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	830,000	717,950

Rubber-Tires — 0.3%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	985,000	723,975

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07† (1)(2)(9)(11)	550,000	0

Special Purpose Entities — 4.9%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(4)	1,100,000	1,050,500
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	850,000	856,375
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	375,000	380,184
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	860,000	576,200
CCM Merger, Inc. Notes 8.00% due 08/01/13*	850,000	724,625
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	1,300,000	1,118,000
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	875,000	855,312
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	688,000	688,000
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	835,000	755,675
KAR Holdings, Inc. Company Guar. Notes 6.87% due 05/01/14(6)	500,000	415,000
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	590,000	513,300
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	545,000	425,100
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	646,000	673,455
MXEnergy Holdings, Inc. Senior Notes 10.69% due 08/01/11(6)	900,000	724,500
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	575,000	425,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	300,000	285,000

		10,466,726

Steel-Producers — 0.6%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,300,000	1,290,250

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	555,000	477,300
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	685,000	657,600

		1,134,900

Telecom Services — 2.1%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	375,000	316,875
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,288,625
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	1,600,000	1,568,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	1,370,000	1,263,825

		4,437,325

Telephone-Integrated — 3.2%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	252,000	234,990
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	198,000
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,320,000	1,254,000
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	205,000	194,750
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	650,000	650,000
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	1,250,000	1,237,500
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	2,000,000	1,905,000
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	1,475,000	1,268,500

		6,942,740

Television — 2.0%
ION Media Networks, Inc. Senior Notes 6.04% due 01/15/12*(6)	1,300,000	1,105,000
ION Media Networks, Inc. Sec. Senior Notes 9.04% due 01/15/13*(6)	2,525,000	1,628,625
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,025,000	937,875
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	685,000	369,900
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	660,000	369,600

		4,411,000

Theaters — 0.6%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	984,000	873,300
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	327,000	323,730

		1,197,030

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,000,000	815,000

Transport-Air Freight — 3.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,437,354	5,709,222
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	768,209	718,275
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	19,499	18,232
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,301,358	1,457,521

		7,903,250

Transport-Services — 0.2%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	340,000	326,400

Travel Service — 0.2%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	435,000	356,700

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.20% due 03/15/14(6)	265,000	223,925

Total Corporate Bonds & Notes (cost $187,236,975)		173,771,195

FOREIGN CORPORATE BONDS & NOTES — 8.2%
Building & Construction-Misc. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	535,000	540,350

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	223,000	140,490

Computers-Memory Devices — 0.5%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,100,000	1,003,750

Containers-Metal/Glass — 0.7%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	1,865,000	1,478,013

Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	970,000	994,250

Electronic Components-Misc. — 0.5%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,160,000	1,009,200

Food-Meat Products — 0.9%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,075,000	1,085,750
JBS SA Senior Notes 10.50% due 08/04/16*	825,000	831,188

		1,916,938

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10(2)(8)	4,460,000	4,460

Medical-Drugs — 1.1%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.43% due 12/01/13(6)	1,005,000	874,350
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	370,000	273,800
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,220,000	1,183,400

		2,331,550

Metal Processors & Fabrication — 0.0%
International Utility Structures Senior Sub Notes 10.75% due 02/01/08†(1)(2)(8)(10)	2,150,000	43,000

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	325,000	302,250

Oil Companies-Exploration & Production — 1.2%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	510,000	501,075
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	2,135,000	2,108,312
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	25,000	24,875

		2,634,262

Paper & Related Products — 0.9%
Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13	275,000	123,750
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	900,000	949,500
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	182,000	142,870
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,170,000	690,300

		1,906,420

Printing-Commercial — 0.3%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(8)(9)(10)	1,605,000	770,400

Special Purpose Entity — 0.4%
Hellas Telecommunications Luxembourg II Sub. Notes 8.54% due 01/15/15*	1,025,000	779,000

Telecom Services — 0.4%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	735,000	727,650
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	125,000	131,250

		858,900

Telecommunication Equipment — 0.5%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	1,015,000	1,004,850

Total Foreign Corporate Bonds & Notes (cost $24,045,619)		17,718,083

*LOANS(13)(14) — 7.5%
Beverages-Non-alcoholic — 0.3%
Le-Natures, Inc. 9.39% due 03/01/11(2)(3)(8)(9)	1,200,000	714,000

Building-Residential/Commercial — 0.3%
TOUSA, Inc. 14.00% due 07/31/13(2)(3)(5)	1,071,107	722,997

Casino Services — 0.4%
Herbst Gaming, Inc. Strip-Term B 7.20% due 12/02/11(2)(3)(18)	110,637	85,121
Herbst Gaming, Inc. Delayed Draw-Term B 9.22% due 12/02/11(2)(3)(18)	388,103	298,597
Herbst Gaming, Inc. Tranche 1 9.75% due 12/02/11(2)(3)(18)	173,374	133,390
Herbst Gaming, Inc. Tranche 2 9.75% due 12/02/11(2)(3)(18)	51,891	39,924
Herbst Gaming, Inc. Term B-Tranche 2 9.75% due 12/02/11(2)(3)(18)	2,201	1,694
Herbst Gaming. Inc. Delayed Draw-Term B-1 11.22% due 12/02/11(2)(3)(18)	179,980	138,472
Herbst Gaming, Inc. Tranche 3 11.22% due 12/02/11(2)(3)(18)	91,292	70,238

		767,436

Computer Services — 0.4%
CompuCom Systems, Inc. 5.89% due 08/30/14(2)(3)	992,500	925,506

Diversified Financial Services — 1.2%
Wind Acquisition Holdings Finance S.A. 9.98% due 12/21/11(2)(3)(5)	2,699,847	2,612,102

Electric Products-Misc. — 0.4%
Texas Competitive Electric Holdings Co, Inc. 6.23% due 10/10/14(3)	880,833	816,560
Texas Competitive Electric Holdings Co, Inc. 6.48% due 10/10/14(3)	114,167	105,836

		922,396

Gambling (Non-Hotel) — 0.5%
Greektown Holdings LLC Delayed Draw Loan 9.28% due 11/11/09(3)	1,000,000	1,008,750

AMC Entertainment Holdings, Inc. First Lien 7.80% due 06/15/12(2)(3)	661,883	562,600

Medical-Drugs — 0.6%
Triax Pharmaceuticals LLC 14.00% due 08/30/11(1)(2)(3)(15)(16)	1,526,518	1,372,808

Medical-Hospitals — 1.0%
Capella Healthcare, Inc. 13.00% due 02/29/16(2)(3)	1,000,000	1,027,500
Iasis Healthcare Corp. 8.16% due 06/15/14(2)(3)	1,106,249	1,051,398

		2,078,898

Oil-Field Services — 0.8%
Stallion Oilfield Service 8.36% due 07/30/12(2)(3)	2,000,000	1,780,000

Paper & Related Products — 0.5%
Boise Paper Holdings LLC 11.25% due 02/22/15(2)(3)	1,000,000	962,500

Publishing-Periodicals — 0.2%
R.H. Donnelly Corp. 11.75% due 05/15/15*(2)(3)	443,615	401,472

Rental Auto/Equipment — 0.2%
Neff Corp. 6.40% due 11/30/14(2)(3)	500,000	343,333

Telecom Services — 0.4%
Telesat Canada Senior Sub Bridge Loan 9.00% due 10/31/08(2)	1,000,000	940,000

Total Loans (cost $17,428,873)		16,114,798

COMMON STOCK — 1.6%
Casino Services — 0.1%
Capital Gaming International, Inc.†(1)	77	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	14,150	273,236

Cellular Telecom — 0.8%
iPCS, Inc.†(1)(2)(3)	56,810	1,683,280

Independent Power Producers — 0.1%
Calpine Corp.	4,233	95,497
Mirant Corp.†	4,388	171,790

		267,287

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC† (1)(2)(3)(17)	128,418	53,936

Medical-Hospitals — 0.3%
MedCath Corp.†	31,553	567,323

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc. †(1)(2)(3)	69,700	697

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	40	25

Oil-Field Services — 0.3%
Trico Marine Services, Inc.†	15,559	566,659

Total Common Stock (cost $2,504,370)		3,412,443

PREFERRED STOCK — 3.2%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 14.70%(1)(2)(3)(17)	39,177	78,353

Medical-Generic Drugs — 0.3%
Mylan, Inc. 6.50%	711	625,353

Oil Companies-Exploration & Production — 2.9%
EXCO Resources, Inc. Convertible Series A-1 7.00%(1)(3)(5)	318	5,724,000
Transmeridian Exploration, Inc. Convertible 15.00%(1)(5)	7,333	513,310

		6,237,310

Total Preferred Stock (cost $4,625,026)		6,941,016

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10(strike price $4.31)(1)	44,885	449

Telecom Services — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01)(1)(2)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)(1)(2)	2,250	0

		0

Total Warrants (cost $138,277)		449

TOTAL INVESTMENTS (cost $237,872,633) (7)	101.7%	219,047,470
Liabilities in excess of other assets	(1.7)	(3,590,393)

NET ASSETS	100.0%	$215,457,077

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2008, the aggregate value of these securities was $43,373,326 representing 20.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security; see Note 1

(2)	Illiquid security

(3)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2008, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings 7.80% due 06/15/12 Loan Agreement	6/8/2007	$600,000	$585,000
	9/17/2007	16,576	16,576
	12/20/2007	16,521	16,521
	3/19/2008	15,988	15,988
	6/23/2008	12,798	12,798

		661,883	646,883	$562,600	$85.00	0.26%
Bosie Paper Holdings LLC
11.25% due 02/22/15 Loan Agreement	2/20/2008	1,000,000	920,000	962,500	96.25	0.45%

Capella Healthcare, Inc.
13.00% due 02/29/16 Loan Agreement	3/3/2008	1,000,000	990,000	1,027,500	102.75	0.48%

CompuCom Systems, Inc.
5.89% due 08/30/14 Loan Agreement	3/31/2008	992,500	952,693	925,506	93.25	0.43%

Critical Care Systems
International, Inc.
Common Stock	7/20/2006	69,700	606,739	697	0.01	0.00%

EXCO Resources, Inc.
7.00%, Series A-1 Preferred Stock	3/29/2007	318	3,180,000	5,724,000	18,000.00	2.66%

Greektown Holdings LLC
9.28% due 11/11/09 Delayed Draw Loan	6/6/2008	1,000,000	990,000	1,008,750	100.88	0.47%

Herbst Gaming, Inc.
Strip-Term B 7.20% due 12/02/11 Loan Agreement	2/21/2008	110,637	90,496	85,121	76.94	0.04%

Herbst Gaming, Inc.
Delayed Draw-Term B 9.22% due 12/02/11 Loan Agreement	2/21/2008	388,103	318,245	298,597	76.94	0.14%

Herbst Gaming, Inc.
Tranche 1 9.75% due 12/02/11 Loan Agreement	3/26/2008	173,374	123,529	133,390	76.94	0.06%

Herbst Gaming, Inc.
Tranche 2 9.75% due 12/02/11 Loan Agreement	3/26/2008	51,891	36,973	39,924	76.94	0.02%

Herbst Gaming, Inc.
Term B-Tranche 2 9.75% due 12/02/11 Loan Agreement	3/26/2008	2,201	1,568	1,694	76.97	0.00%

Herbst Gaming, Inc.
Delayed Draw Term B-1 11.22% due 12/02/11 Loan Agreement	3/26/2008	179,980	128,236	138,472	76.94	0.06%

Herbst Gaming, Inc.
Tranche 3 11.22% due 12/02/11 Loan Agreement	3/26/2008	91,292	65,046	70,238	76.94	0.03%

Iasis Healthcare Corp.
8.16% due 06/15/14 Loan Agreement	4/13/2007	1,000,000	985,000
	7/26/2007	26,516	26,516
	10/31/2007	27,834	27,834
	1/31/2008	28,396	28,397
	5/1/2008	23,503	23,502

		1,106,249	1,091,249	1,051,398	95.04	0.49%
ICO North America, Inc.
7.50% due 08/15/09	8/11/2005	75,000	75,000
	3/5/2008	3,000	3,000

		78,000	78,000	67,080	86.00	0.03%

iPCS, Inc.
Common Stock	7/20/2004	49,497	966,081
	7/28/2005	7,313	0

		56,810	966,081	1,683,280	29.63	0.78%

Le-Natures, Inc.
9.39% due 03/01/11 Loan Agreement	9/26/2006	1,200,000	1,200,000	714,000	59.50	0.33%

Neff Corp.
6.40% due 11/30/14 Loan Agreement	5/22/2007	500,000	500,000	343,333	68.67	0.16%

R.H.Donnelley Corp.
11.75% due 05/15/15 Loan Agreement	6/25/2008	72,615	66,624
	6/25/2008	371,000	340,393

		443,615	407,017	401,472	90.50	0.19%

Shreveport Gaming Holdings, Inc.
Common Stock	7/21/2005	2,321	53,448
	7/29/2005	11,829	272,336

		14,150	325,784	273,236	19.31	0.13%

Southern Energy, Inc.
7.90% due 07/15/09	1/10/2006	3,525,000	0	0	0.00	0.00%

Stallion Oilfield Service
8.36% due 07/30/12
Loan Agreement	7/18/2007	1,000,000	980,000
	12/4/2007	1,000,000	950,000

		2,000,000	1,930,000	1,780,000	89.00	0.83%
Texas Competitive Electric Holding Co, Inc.
6.23% due 10/10/14 Loan Agreement	10/31/2007	880,833	880,833	816,560	92.70	0.38%

Texas Competitive Electric Holding Co, Inc.
6.48% due 10/10/14 Loan Agreement	10/31/2007	114,167	114,167	105,836	92.70	0.05%

TOUSA,Inc.
14.00% due 07/31/13 Loan Agreement	10/11/2007	1,022,829	920,511
	1/16/2008	11,293	11,293
	3/6/2008	10,700	10,700
	3/31/2008	26,285	26,285

		1,071,107	968,789	722,997	67.50	0.34%
Triax Pharmaceuticals LLC
14.00% due 08/30/11, Class C Loan Agreement	8/30/2007	1,500,000	1,348,961
	10/31/2007	3,875	3,875
	1/10/2008	11,404	11,404
	4/4/2008	11,239	11,239

		1,526,518	1,375,479	1,372,808	89.93	0.64%
Triax Pharmaceuticals LLC
Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.03%

Triax Pharmaceuticals LLC, Class C
Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.04%

Wind Acqusition Holdings Finance S.A.	2/27/2007	206,305	205,512
9.98% due 12/21/11	3/06/2007	206,305	205,020
Loan Agreement	3/15/2007	515,763	513,799
	3/19/2007	309,459	307,530
	6/21/2007	412,748	415,000
	8/15/2007	16,438	16,438
	7/18/2007	6,575	6,575
	7/18/2007	6,575	6,575
	7/18/2007	9,863	9,863
	11/05/2007	54,462	54,462
	11/09/2007	800,000	801,854
	1/31/2008	81,014	81,014
	4/29/2008	74,340	74,340

		2,699,847	2,697,982	2,612,102	96.75	1.21%

				$23,055,380		10.73%

(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.

(7)	See Note 3 for cost of investments on a tax basis.

(8)	Security in default

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	Company has filed bankruptcy in country of issuance.

(11)	Bond is in default and did not pay principal at maturity.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	A portion of the interest is paid in the form of additional bonds.

(16)	Loan is subject to an unfunded loan committment. See Note 4 for details

(17)	Consist of more than one class of securities traded together as a unit.

(18)	As of June 30, 2008, the issuer was not in default with respect to interest and/or principal payments concerning the securities noted. On May 16, 2008, however, the issuer disclosed on Form 10-Q that it entered into a forbearance and standstill agreement (the “Forbearance Agreement”) with respect to an amended credit agreement (the “Credit Agreement”) under which the issuer is currently in default due to a “going concern” qualification in its auditors’ report on its annual financial statements, as of the end of the first quarter of 2008, and failure to comply with financial ratio covenants. The Forbearance Agreement amends the Credit Agreement and provides that the issuer’s lenders will forbear from exercising certain rights and remedies under the amended Credit Agreement and other loan documents as a result of existing and possible defaults.

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS—June 30, 2008 — (unaudited)

Security Description	Principal Amount	Market Value (Note 1)
MUNICIPAL BONDS & NOTES — 99.9%
Alabama — 4.8%
Auburn University General Fee Revenue, Series A 5.00% due 06/01/33(1)	$1,000,000	$1,011,430
State of Alabama Series A 5.00% due 08/01/17(1)	1,500,000	1,629,855

		2,641,285

Arizona — 1.9%
Salt River Project Arizona Agriculture & Power District, Series A 5.00% due 01/01/37	1,000,000	1,011,830

Arkansas — 3.7%
Little Rock Arkansas Sewer Revenue, Series C 5.00% due 10/01/37(1)	2,000,000	2,026,460

Connecticut — 4.9%
State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,690,300

Georgia — 4.0%
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	61,377
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	92,586
Gwinnett County Georgia School District, General Obligation 5.00% due 02/01/36	2,000,000	2,045,780

		2,199,743

Massachusetts — 13.4%
Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	4,025,384
University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,286,620

		7,312,004

Michigan — 3.9%
Detroit Michigan Sewer Disposal Revenue, Refunding Ref. D 2.41% due 07/01/32(1)(2)	2,445,000	2,121,673

Missouri — 7.4%
Missouri State Health & Educational Facilities Authority, Series 2003 - B 5.50% due 11/15/08(1)(3)	4,000,000	4,056,520

New Jersey — 9.0%
Garden State New Jersey Preservation Trust Open Space And Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,801,775
New Jersey Economic Development Authority Revenue Bond, School Facility Construction 5.00% due 09/01/08(1)(3)	2,000,000	2,100,360

		4,902,135

New Mexico — 4.8%
New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,647,675

New York — 16.4%
City of New York NY, General Obligation 5.00% due 10/01/24(1)	2,000,000	2,077,880
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	35,000	41,251
City of Niagara Falls New York, General Obligation 7.50% due 03/01/13(1)	410,000	474,026
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	510,000	601,285
City of Niagara Falls New York, General Obligation 7.50% due 03/01/14(1)	45,000	54,296
New York State Thruway Authority, Series H 5.00% due 01/01/19(1)	1,000,000	1,071,820
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,576,050
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,081,160
Triborough Bridge & Tunnel Authority, General Purpose 4.75% due 11/15/30	1,000,000	997,210

		8,974,978

Ohio — 17.9%
Cuyahoga County, Ohio Revenue, Series A, 5.75% due 01/01/24	2,000,000	2,084,380
Franklin County, Ohio Hospital Revenue, Series C, 5.25% due 05/15/23	3,000,000	3,055,200
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,551,210
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	1,000,000	1,099,070

		9,789,860

South Dakota — 4.1%
South Dakota State Health & Educational Facilities Revenue, Refunding, 6.25% due 07/01/10(1)	2,120,000	2,251,143

Texas — 3.7%
Dallas Texas Area Rapid Transportation, Sales Tax Revenue 5.25% due 12/01/38	2,000,000	2,049,900

Total Long-Term Investment Securities (cost $53,790,171)		54,675,506

SHORT-TERM INVESTMENT SECURITIES — 0.5%
California — 0.4%
California State Department Water Resources Power Supply Revenue, Revenue Bonds 2.85% due 07/01/08(3)	200,000	200,000

Idaho — 0.0%
Idaho Health Facilities Authority Revenue Bonds, St. Lukes Regional Medical Center Project 2.66% due 07/01/08(1)(3)	10,000	10,000

Registered Investment Company — 0.1%
SSGA Tax Free Money Market Fund	53,688	53,688

Total Short-Term Investment Securities (cost $263,688)		263,688

TOTAL INVESTMENTS — (cost $54,053,859)	100.4%	54,939,194
Liabilities in excess of other assets	(0.4)	(245,638)

NET ASSETS —	100.0%	$54,693,556

(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $43,441,206 or 79.4% of Net Assets.

(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of June 30, 2008.

(3)	Variable Rate Security - the rate reflected is as of June 30, 2008, maturity date reflects next reset date.

(4)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service. Investments in open-end and closed-end registered investments companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of June 30, 2008:

	U.S Government Securities Fund		GNMA Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$113,949,360	$—	$65,018,991	$—
Level 2 — Other Significant Observable Inputs	99,115,613	—	362,063,646	—
Level 3 — Significant Unobservable Inputs	—	—	—	—

Total	$213,064,973	$—	$427,082,637	$—

	Strategic Bond Fund		High Yield Bond Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$45,611,074	$—	$3,709,927	$—
Level 2 — Other Significant Observable Inputs	719,716,757	—	194,725,714	—
Level 3 — Significant Unobservable Inputs	4,526,848	—	20,611,829	—

Total	$769,854,679	$—	$219,047,470	$—

	Tax Exempt Insured Fund
Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—
Level 2 — Other Significant Observable Inputs	54,939,194	—
Level 3 — Significant Unobservable Inputs	—	—

Total	$54,939,194	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Strategic Bond Fund		High Yield Bond Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 03/31/08	$1,975,892	$—	$4,537,495	$—
Accrued discounts/premiums	9,734	—	9,734	—
Realized gain (loss)	(7)	—	(3)	—
Change in unrealized appreciation (depreciation)	(19,579)	—	(61,431)	—
Net purchases (sales)	1,759,109	—	15,117,284	—
Transfers in and/or out of Level 3	801,699	—	1,008,750	—

Balance as of 06/30/08	$4,526,848	$—	$20,611,829	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements:

As of June 30, 2008, the following Fund held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Strategic Bond	3.85%	$4,784,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated June 30, 2008, bearing interest at a rate of 1.05% per annum, with a principal amount of $124,131,000, a repurchase price of $124,134,620 and a maturity date of July 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	3.63%	06/15/10	$123,980,000	$126,614,575

In addition, at June 30, 2008, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount
U.S. Government Securities	2.31%	$6,339,000
GNMA	16.96	46,639,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated June 30, 2008, bearing interest at a rate of 1.70% per annum, with a principal amount of $275,000,000 a repurchase price of $275,012,986, and a maturity date of July 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/27	$50,000,000	$56,685,000
U.S. Treasury Inflation Index Bonds	1.75	01/15/28	72,378,500	71,562,861
U.S. Treasury Inflation Index Notes	0.63	04/15/13	150,000,000	152,250,000

Note 3. Federal Income Taxes:

As of June 30, 2008, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$212,995,893	$429,386,967	$802,502,391	$238,383,388	$54,053,647

Appreciation	3,212,823	2,553,421	9,285,163	8,448,918	1,394,734
Depreciation	(3,143,743)	(4,857,751)	(41,932,875)	(27,784,836)	(509,187)

Unrealized appreciation (depreciation) – net	$69,080	$(2,304,330)	$(32,647,712)	$(19,335,918)	$885,547

Note 4. Unfunded Loan Commitments

At June 30, 2008 the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
Strategic Bond	Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/11	$146,400
High Yield Bond	Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/11	$146,400

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: August 29, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: August 29, 2008